            As filed with the Securities and Exchange Commission on
                                March 20, 2001
                                --------------

                          Registration No. 333-42228

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        PRE-EFFECTIVE AMENDMENT NO.____
                        POST-EFFECTIVE AMENDMENT NO. __
                       (Check appropriate box or boxes)

                               Fifth Third Funds
              (Exact Name of Registrant as Specified in Charter)

                                1-888-799-5353
                       (Area Code and Telephone Number)

                               3435 Stelzer Road
                              Columbus, OH 43219
                   (Address of Principal Executive Offices)
                                _______________

                            ALAN G. PRIEST, ESQUIRE
                                 Ropes & Gray
                              One Franklin Square
                      1301 K Street, N.W., Suite 800 East
                            Washington, D.C. 20005
                    (Name and address of Agent for Service)
                                _______________

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on April 19, 2001 pursuant to Rule 488.

Title of securities being offered:  Units of beneficial interest.

An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

                       IMPORTANT SHAREHOLDER INFORMATION

                         Fifth Third/Maxus Income Fund
                         Fifth Third/Maxus Equity Fund
                        Fifth Third/Maxus Laureate Fund
                    Fifth Third/Maxus Aggressive Value Fund

     The document you hold in your hands contains your Combined Prospectus/Proxy Statement and proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, you tell us how to vote on your behalf on important issues relating to the Fifth Third/Maxus Income Fund, the Fifth Third/Maxus Equity Fund, the Fifth Third/Maxus Laureate Fund, and the Fifth Third/Maxus Aggressive Value Fund (collectively, the "Maxus Funds"). If you simply sign the proxy without specifying a vote, your shares will be voted in accordance with the recommendations of the Board of Trustees of each Maxus Fund.

     We urge you to spend a few minutes with the Combined Prospectus/Proxy Statement, fill out your proxy card, and return it to us (or vote by telephone or the Internet). By voting your proxy, and doing so promptly, you help us avoid having to make additional mailings.

     Please take a few moments to exercise your right to vote.  Thank you.

     The Combined Prospectus/Proxy Statement constitutes the Proxy Statement of each Maxus Fund for the meeting of its shareholders. It also constitutes the Prospectus of the Fifth Third Strategic Income Fund, the Fifth Third Multicap Value Fund, the Fifth Third Worldwide Fund, and the Fifth Third Microcap Value Fund (collectively, the "Fifth Third Funds"), each of which is to issue units of beneficial interest ("Shares") to be distributed in connection with the proposed reorganizations of the Maxus Funds with and into the Fifth Third Funds described in the enclosed materials. The Trustees of the Maxus Funds recommend that shareholders approve the reorganizations in which each Maxus Fund will transfer all of its assets to the corresponding Fifth Third Fund in return for Institutional or Advisor Shares of such corresponding Fifth Third Fund. At the same time, each Fifth Third Fund will assume all of the liabilities of the corresponding Maxus Fund. After the transfer, Shares of each Fifth Third Fund will be distributed to the corresponding Maxus Fund's shareholders tax-free in liquidation of such corresponding Maxus Fund. As a result of these transactions, your units of beneficial interest ("Shares") of the applicable Maxus Fund will, in effect, be exchanged at net asset value and on a tax-free basis for Shares of the corresponding Fifth Third Fund. Maxus Fund shareholders holding Institutional or Investor Shares, will receive Institutional or Advisor Shares, respectively, of the corresponding Fifth Third Fund.

                         Fifth Third/Maxus Income Fund
                         Fifth Third/Maxus Equity Fund
                        Fifth Third/Maxus Laureate Fund
                    Fifth Third/Maxus Aggressive Value Fund
                            1404 East Ninth Street
                             Cleveland, Ohio 44114

                                                                  April 27, 2001

To the Shareholders:

Enclosed you will find several documents being provided to you in connection with a special meeting of the shareholders ("Meeting") of the Fifth Third/Maxus Income Fund, the Fifth Third/Maxus Equity Fund, the Fifth Third/Maxus Laureate Fund, and the Fifth Third/Maxus Aggressive Value Fund (collectively, the "Maxus Funds") to be held on June 15, 2001 at 10:00 a.m., Eastern Time, at 1404 East Ninth Street, Cleveland, Ohio 44114. We hope this material will receive your immediate attention and that, if you cannot attend the Meeting in person, you will vote your proxy promptly.

     On January 2, 2001, Resource Management, Inc. d.b.a. Maxus Investment Group ("RMI"), merged with and into Fifth Third Bancorp (the "Merger"). Until the Merger occurred, the investment advisor for each of the Maxus Funds was known as Maxus Asset Management Inc. ("MAM"), a wholly-owned subsidiary of RMI. Consummation of the Merger constituted an "assignment," as that term is defined in the Investment Company Act of 1940 (the "1940 Act"), of each Maxus Fund's investment advisory agreement with MAM. As required by the 1940 Act, each investment advisory agreement provided for its automatic termination in the event of its assignment. Therefore, each Maxus Fund held a special meeting on December 28, 2000, at which shareholders approved a new investment advisory and administration agreement between each Maxus Fund and MAM. Subsequent to the Merger, investment advisory personnel of MAM who provided investment management services to the Maxus Funds will continue to do so as the personnel of Fifth Third Asset Management Inc.

     As the next step in the consolidation process, we are asking you to consider and approve a proposed Agreement and Plan of Reorganization ("Agreement") for your Maxus Fund. The Agreement provides that each Maxus Fund transfer all of its assets to the corresponding Fifth Third Fund, as listed in the chart below, in return for Institutional or Advisor Shares of such Fifth Third Fund and the assumption by such Fifth Third Fund of all of the liabilities of such Maxus Fund. After the transfer, Shares of the corresponding Fifth Third Fund will be distributed to each Maxus Fund shareholder tax-free in liquidation of such Maxus Fund.1 As a result of these transactions, your Maxus Fund Shares, in effect, would be exchanged at their net asset value and
_______________

1 The Fifth Third/Maxus Aggressive Value Fund is one of two series of the Maxfund Trust. The other series, Maxus Ohio Heartland Fund, will not participate in the consolidation process, and therefore its shareholders will not be asked to approve an Agreement and Plan of Reorganization.

on a tax-free basis for Shares of such Fifth Third Fund. All Maxus Fund shareholders will receive Shares of the Fifth Third class (Institutional or Advisor) that corresponds to the class of Maxus Fund Shares they hold (Institutional or Investor, respectively). Each Fifth Third Fund listed below recently has been organized for the purpose of continuing the investment operations of the corresponding Maxus Fund, and has no assets or prior history of investment operations.


     Maxus Fund                                Fifth Third Fund
     ----------                                ----------------

     Fifth Third/Maxus Income Fund             Fifth Third Strategic Income Fund
     Fifth Third/Maxus Equity Fund             Fifth Third Multicap Value Fund
     Fifth Third/Maxus Laureate Fund           Fifth Third Worldwide Fund
     Fifth Third/Maxus Aggressive Value Fund   Fifth Third Microcap Value Fund

     The current investment advisor to Fifth Third Funds has advised each of the Maxus Fund's Trustees that it believes that the above-described transactions regarding the Maxus Funds and the Fifth Third Funds offer the shareholders of the Maxus Funds the opportunity to pursue similar investment objectives more effectively and with resulting economies of scale and potentially lower expense ratios over time.

     Your Maxus Fund's Trustees believe that the proposed combinations of the Maxus Funds with the Fifth Third Funds are in the best interests of the Maxus Funds and their shareholders and recommend that you vote in favor of such proposals.

     The Notice of Special Meeting of Shareholders, the accompanying Combined Prospectus/Proxy Statement, and the form of proxy are enclosed. Please read them carefully. If you are unable to attend the meeting in person, we urge you to sign, date, and return the proxy card (or vote by telephone or the Internet) so that your Shares may be voted in accordance with your instructions.

     Since the Meeting is only seven weeks away, we urge you to give the enclosed material your prompt attention so as to avoid the expense of additional mailings.

     Your vote is important to us. Thank you for taking the time to consider this important proposal.

                                   Sincerely yours,


                                   Richard A. Barone
                                   Chairman
                                     Fifth Third/Maxus Income Fund
                                     Fifth Third/Maxus Equity Fund
                                     Fifth Third/Maxus Laureate Fund
                                     Fifth Third/Maxus Aggressive Value Fund

                         Fifth Third/Maxus Income Fund
                         Fifth Third/Maxus Equity Fund
                        Fifth Third/Maxus Laureate Fund
                    Fifth Third/Maxus Aggressive Value Fund

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of:

     Fifth Third/Maxus Income Fund
     Fifth Third/Maxus Equity Fund
     Fifth Third/Maxus Laureate Fund
     Fifth Third/Maxus Aggressive Value Fund

     NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders ("Meeting") of the above-referenced Funds (collectively, the "Maxus Funds") will be held on June 15, 2001 at 10:00 a.m., Eastern Time, at 1404 East Ninth Street, Cleveland, Ohio 44114, for the following purposes:

                                   PROPOSALS

     1.   Fifth Third/Maxus Income Fund Shareholders only:
          -----------------------------------------------
          To consider and act upon an Agreement and Plan of Reorganization pursuant to which the Fifth Third/Maxus Income Fund will transfer of all of its assets to the Fifth Third Strategic Income Fund in exchange for Institutional and Advisor shares (collectively, "Shares") of the Fifth Third Strategic Income Fund and the assumption by the Fifth Third Strategic Income Fund of all of the liabilities of the Fifth Third/Maxus Income Fund, followed by the liquidation of the Fifth Third/Maxus Income Fund, and the distribution of Shares of the Fifth Third Strategic Income Fund to the shareholders of the Fifth Third/Maxus Income Fund;

     2.   Fifth Third/Maxus Equity Fund Shareholders only:
          -----------------------------------------------
          To consider and act upon an Agreement and Plan of Reorganization pursuant to which the Fifth Third/Maxus Equity Fund will transfer of all of its assets to the Fifth Third Multicap Value Fund in exchange for Institutional and Advisor shares (collectively, "Shares") of the Fifth Third Multicap Value Fund and the assumption by the Fifth Third Multicap Value Fund of all of the liabilities of the Fifth Third/Maxus Equity Fund, followed by the liquidation of the Fifth Third/Maxus Equity Fund, and the distribution of Shares of the Fifth Third Multicap Value Fund to the shareholders of the Fifth Third/Maxus Equity Fund;

     3.   Fifth Third/Maxus Laureate Fund Shareholders only:
          -------------------------------------------------
          To consider and act upon an Agreement and Plan of Reorganization pursuant to which the Fifth Third/Maxus Laureate Fund will transfer of all of its assets to the Fifth Third Worldwide Fund in exchange for Institutional and Advisor shares (collectively, "Shares") of the Fifth Third Worldwide Fund and the assumption by the Fifth Third Worldwide Fund of all of the liabilities of the Fifth Third/Maxus Laureate Fund, followed by the liquidation of the Fifth Third/Maxus Laureate Fund, and the distribution of Shares of the Fifth Third Worldwide Fund to the shareholders of the Fifth Third/Maxus Laureate Fund;

     4.   Fifth Third/Maxus Aggressive Value Fund Shareholders only:
          ---------------------------------------------------------
          To consider and act upon an Agreement and Plan of Reorganization pursuant to which the Fifth Third/Maxus Aggressive Value Fund will transfer of all of its assets to the Fifth Third Microcap Value Fund in exchange for Institutional and Advisor shares (collectively, "Shares") of the Fifth Third Microcap Value Fund and the assumption by the Fifth Third Microcap Value Fund of all of the liabilities of the Fifth Third/Maxus Aggressive Value Fund, followed by the liquidation of the Fifth Third/Maxus Aggressive Value Fund, and the distribution of Shares of the Fifth Third Microcap Value Fund to the shareholders of the Fifth Third Microcap Value Fund;

     5.   All Maxus Fund Shareholders:
          ---------------------------
          To transact such other business as may properly come before the Meeting or any adjournment or adjournments thereof.

     The proposed transactions are described in the attached Combined Prospectus/Proxy Statement. Copies of the Agreement and Plan of Reorganization for each Maxus Fund are appended as Appendices A, B, C, and D thereto.

     Pursuant to instructions of the Board of Trustees of each Maxus Fund, the close of business on April 6, 2001, has been designated as the record date for determination of shareholders entitled to notice of, and to vote at, the Meeting.

     Shareholders are requested to promptly vote by telephone or the Internet or to execute and return promptly in the enclosed envelope the accompanying proxy card which is being solicited by the Board of Trustees of each Maxus Fund. This is important to ensure a quorum at the Meeting. Proxies may be revoked at any time before they are exercised by submitting to Maxus Funds, 1404 East Ninth Street, Cleveland, Ohio 44114 a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person.

                              By Order of the Trustees of
                                 Fifth Third/Maxus Income Fund
                                 Fifth Third/Maxus Equity Fund
                                 Fifth Third/Maxus Laureate Fund
                                 Fifth Third/Maxus Aggressive Value Fund

                              Robert W. Curtin


                              Secretary

                                 Fifth Third/Maxus Income Fund
                                 Fifth Third/Maxus Equity Fund
                                 Fifth Third/Maxus Laureate Fund
                                 Fifth Third/Maxus Aggressive Value Fund
Cleveland, Ohio
April 27, 2001

Prospectus/Proxy Statement
April 27, 2001

     Fifth Third Funds                            3435 Stelzer Road
                                                  Columbus, Ohio 43219

     Fifth Third/Maxus Income Fund                1404 East Ninth Street
     Fifth Third/Maxus Equity Fund                Cleveland, Ohio 44114
     Fifth Third/Maxus Laureate Fund
     Fifth Third/Maxus Aggressive Value Fund

                      COMBINED PROSPECTUS/PROXY STATEMENT

     This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies from the holders of units of beneficial interest ("Shares") of the Fifth Third/Maxus Income Fund, the Fifth Third/Maxus Equity Fund, the Fifth Third/Maxus Laureate Fund, and the Fifth Third/Maxus Aggressive Value Fund (collectively, the "Maxus Funds"), for use at a Special Meeting of Shareholders ("Meeting") to approve the reorganization of each Maxus Fund with and into the corresponding Fifth Third Fund. Maxus Fund shareholders of record on April 6, 2001 are entitled to receive notice of and to vote at the Meeting. The reorganizations contemplate the transfer of all the assets and liabilities of each Maxus Fund to the corresponding Fifth Third Fund, as indicated below, in exchange for units of beneficial interest ("Shares") of such Fifth Third Fund, followed by the liquidation of each Maxus Fund, and the distribution of Fifth Third Fund Shares to shareholders of each Maxus Fund (collectively, the "Transactions"). As a result of the proposed Transactions, each Maxus Fund shareholder will receive, on a tax-free basis, a number of full and fractional Shares of the corresponding Fifth Third Fund equal in value at the date of the exchange to the net asset value of the Maxus Fund Shares transferred by each shareholder to the corresponding Fifth Third Fund. All Maxus Fund shareholders will receive Shares of the Fifth Third class (Institutional or Advisor) that correspond to the class of Maxus Fund Shares that they hold (Institutional or Investor, respectively). Each Fifth Third Fund listed below recently has been organized for the purpose of continuing the investment operations of the corresponding Maxus Fund, and has no assets or prior history of investment operations.

     Maxus Fund                                Fifth Third Fund
     ----------                                ----------------

     Fifth Third/Maxus Income Fund             Fifth Third Strategic Income Fund
     Fifth Third/Maxus Equity Fund             Fifth Third Multicap Value Fund
     Fifth Third/Maxus Laureate Fund           Fifth Third Worldwide Fund
     Fifth Third/Maxus Aggressive Value Fund   Fifth Third Microcap Value Fund

     This Combined Prospectus/Proxy Statement explains concisely what you should know before investing in the Fifth Third Funds. Please read it carefully and keep it for future reference. This Combined Prospectus/Proxy Statement is accompanied by the prospectus relating to the Fifth Third Strategic Income Fund, the Fifth Third Multicap Value Fund, the Fifth Third Worldwide Fund, and the Fifth Third Microcap Value Fund (collectively, the "Fifth Third

Funds"), dated April 27, 2001 [FIFTH THIRD TO CONFIRM] (the "Fifth Third
                               ----------------------
Prospectus"), which contains information about the Fifth Third Funds and is incorporated by reference into this Combined Prospectus/Proxy Statement. The current prospectuses relating to the Maxus Funds dated April 30, 2001 (the "Maxus Prospectuses"), contain information about the Maxus Funds and also are incorporated by reference into this Combined Prospectus/Proxy Statement. The current Statements of Additional Information of the Fifth Third Funds, dated April 27, 2001 [FIFTH THIRD TO CONFIRM], and of the Maxus Funds, dated April 30,
                -----------------------
2001, have been filed with the Securities and Exchange Commission and are incorporated by reference into this Combined Prospectus/Proxy Statement. The Maxus Prospectus and Statements of Additional Information may be obtained, without charge, by writing to Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219 or to [MAXUS FUND CONTACT], or by calling 1-888-799-5353 or 1-800-
                  --------------------
44-MAXUS. In addition, a Statement of Additional Information dated April 27, 2001 [FIFTH THIRD TO CONFIRM], relating to the Transaction described in this
      -----------------------
Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is also incorporated by reference into this Combined Prospectus/Proxy Statement. Such Statement of Additional Information may be obtained, without charge, by writing to Fifth Third Funds at the above-listed address or by calling 1-888-799-5353.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Fund shares or determined whether this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a deposit or an obligation of Fifth Third Bank, its affiliates, or any bank. It is not insured by the FDIC or any government agency.

No person has been authorized to give any information or to make any representations not contained in this Combined Prospectus/Proxy Statement in connection with the offering made by this Combined Prospectus/Proxy Statement and, if given or made, such information or representations must not be relied upon as having been authorized by the Maxus Funds or by Fifth Third Funds. This Combined Prospectus/Proxy Statement does not constitute an offering by Fifth Third Funds in any jurisdiction in which such offering may not lawfully be made.

                               TABLE OF CONTENTS
                               -----------------

PROPOSAL (1) APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION.............  12

PROPOSAL (2) APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION.............  13

PROPOSAL (3) APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION.............  14

PROPOSAL (4) APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION.............  15

FEE TABLES................................................................  17

SYNOPSIS OF PROSPECTUS....................................................  25

RISK FACTORS..............................................................  37

VOTING INFORMATION........................................................  45

INTEREST OF CERTAIN PERSONS IN THE TRANSACTION............................  48

                                 PROPOSAL (1)

                           APPROVAL OF AGREEMENT AND
                            PLAN OF REORGANIZATION

     At a meeting held on February 21, 2001, the Trustees of the Fifth Third/Maxus Income Fund unanimously approved an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fifth Third/Maxus Income Fund would be merged with and into the Fifth Third Strategic Income Fund on or about June 25, 2001 (the "Exchange Date"). On the Exchange Date, the Fifth Third/Maxus Income Fund will transfer all of its assets and liabilities to the Fifth Third Strategic Income Fund in exchange for Shares of the Fifth Third Strategic Income Fund having an aggregate net asset value equal to the aggregate value of the net assets acquired from the Fifth Third/Maxus Income Fund. The assets and liabilities of the Fifth Third/Maxus Income Fund and the Fifth Third Strategic Income Fund will be valued as of the close of trading on the New York Stock Exchange on the business day next preceding the Exchange Date. Following the transfer, the Shares of the Fifth Third Strategic Income Fund received by the Fifth Third/Maxus Income Fund will be distributed to Fifth Third/Maxus Income Fund shareholders in liquidation of the Fifth Third/Maxus Income Fund. As a result of the proposed Transaction, shareholders of the Fifth Third/Maxus Income Fund will receive, on a tax-free basis, a number of full and fractional Shares equal in value on the Exchange Date to the value of the net assets of the Fifth Third/Maxus Income Fund transferred to the Fifth Third Strategic Income Fund attributable to the shareholder (based on the proportion of the outstanding Shares of the Fifth Third/Maxus Income Fund owned at the time by the shareholder). All Fifth Third/Maxus Income Fund shareholders will receive shares of the Fifth Third class (Institutional or Advisor) that corresponds to the class of Fifth Third/Maxus Income Fund Shares that they hold (Institutional or Investor, respectively).

     For the reasons set forth below under "Reasons for the Proposed Reorganization," the Trustees of the Fifth Third/Maxus Income Fund and Fifth Third Funds (the "Boards") present, including Trustees of the Fifth Third/Maxus Income Fund and Fifth Third Funds who are not "interested persons" of the Fifth Third/Maxus Income Fund or Fifth Third Funds as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees") present, unanimously concluded that participation in the proposed Transaction is in the best interests of the Fifth Third/Maxus Income Fund, the Fifth Third Strategic Income Fund and their respective existing shareholders. The Boards have further concluded that the economic interests of shareholders of the Fifth Third/Maxus Income Fund and the Fifth Third Strategic Income Fund will not be diluted as a result of the proposed Transaction. In reaching this conclusion, the Boards considered, among other things: (1) the services to be provided to shareholders of the Fifth Third Strategic Income Fund, including the availability of a Fund with objectives, policies, and services similar to the Fifth Third/Maxus Income Fund; (2) the projected expense ratios of the Fifth Third/Maxus Income Fund compared to the Fifth Third Strategic Income Fund; (3) the investment management efficiencies that may be gained; (4) the potential economies of scale which could be realized as a result of the increase in size of the Fifth Third Strategic Income Fund; (5) the qualifications and experience of Fifth Third Asset Management Inc.; (6) the recommendation of the current advisor to the Fifth Third

Funds in favor of the Transaction; and (7) the fact that the Transaction will be free of Federal income taxes.

                                 PROPOSAL (2)

                           APPROVAL OF AGREEMENT AND
                            PLAN OF REORGANIZATION


     At a meeting held on February 21, 2001, the Trustees of the Fifth Third/Maxus Equity Fund unanimously approved an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fifth Third/Maxus Equity Fund would be merged with and into the Fifth Third Multicap Value Fund on or about June 25, 2001 (the "Exchange Date"). On the Exchange Date, the Fifth Third/Maxus Equity Fund will transfer all of its assets and liabilities to the Fifth Third Multicap Value Fund in exchange for Shares of the Fifth Third Multicap Value Fund having an aggregate net asset value equal to the aggregate value of the net assets acquired from the Fifth Third/Maxus Equity Fund. The assets and liabilities of the Fifth Third/Maxus Equity Fund and the Fifth Third Multicap Value Fund will be valued as of the close of trading on the New York Stock Exchange on the business day next preceding the Exchange Date. Following the transfer, the Shares of the Fifth Third Multicap Value Fund received by the Fifth Third/Maxus Equity Fund will be distributed to Fifth Third/Maxus Equity Fund shareholders in liquidation of the Fifth Third/Maxus Equity Fund. As a result of the proposed Transaction, shareholders of the Fifth Third/Maxus Equity Fund will receive, on a tax-free basis, a number of full and fractional Shares equal in value on the Exchange Date to the value of the net assets of the Fifth Third/Maxus Equity Fund transferred to the Fifth Third Multicap Value Fund attributable to the shareholder (based on the proportion of the outstanding Shares of the Fifth Third/Maxus Equity Fund owned at the time by the shareholder). All Fifth Third/Maxus Equity Fund shareholders will receive shares of the Fifth Third class (Institutional or Advisor) that corresponds to the class of Fifth Third/Maxus Equity Fund Shares that they hold (Institutional or Investor, respectively).

     For the reasons set forth below under "Reasons for the Proposed Reorganization," the Trustees of the Fifth Third/Maxus Equity Fund and Fifth Third Funds (the "Boards") present, including Trustees of the Fifth Third/Maxus Equity Fund and Fifth Third Funds who are not "interested persons" of the Fifth Third/Maxus Equity Fund or Fifth Third Funds as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees") present, unanimously concluded that participation in the proposed Transaction is in the best interests of the Fifth Third/Maxus Equity Fund, the Fifth Third Multicap Value Fund and their respective existing shareholders. The Boards have further concluded that the economic interests of shareholders of the Fifth Third/Maxus Equity Fund and the Fifth Third Multicap Value Fund will not be diluted as a result of the proposed Transaction. In reaching this conclusion, the Boards considered, among other things: (1) the services to be provided to shareholders of the Fifth Third Multicap Value Fund, including the availability of a Fund with objectives, policies, and services similar to the Fifth Third/Maxus Equity Fund; (2) the projected expense ratios of the Fifth Third/Maxus Equity Fund compared to the Fifth Third

Multicap Value Fund; (3) the investment management efficiencies that may be gained; (4) the potential economies of scale which could be realized as a result of the increase in size of the Fifth Third Multicap Value Fund; (5) the qualifications and experience of Fifth Third Asset Management Inc.; (6) the recommendation of the current advisor to the Fifth Third Funds in favor of the Transaction; and (7) the fact that the Transaction will be free of Federal income taxes.

                                 PROPOSAL (3)

                           APPROVAL OF AGREEMENT AND
                            PLAN OF REORGANIZATION


     At a meeting held on February 21, 2001, the Trustees of the Fifth Third/Maxus Laureate Fund unanimously approved an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fifth Third/Maxus Laureate Fund would be merged with and into the Fifth Third Worldwide Fund on or about June 25, 2001 (the "Exchange Date"). On the Exchange Date, the Fifth Third/Maxus Laureate Fund will transfer all of its assets and liabilities to the Fifth Third Worldwide Fund in exchange for Shares of the Fifth Third Worldwide Fund having an aggregate net asset value equal to the aggregate value of the net assets acquired from the Fifth Third/Maxus Laureate Fund. The assets and liabilities of the Fifth Third/Maxus Laureate Fund and the Fifth Third Worldwide Fund will be valued as of the close of trading on the New York Stock Exchange on the business day next preceding the Exchange Date. Following the transfer, the Shares of the Fifth Third Worldwide Fund received by the Fifth Third/Maxus Laureate Fund will be distributed to Fifth Third/Maxus Laureate Fund shareholders in liquidation of the Fifth Third/Maxus Laureate Fund. As a result of the proposed Transaction, shareholders of the Fifth Third/Maxus Laureate Fund will receive, on a tax-free basis, a number of full and fractional Shares equal in value on the Exchange Date to the value of the net assets of the Fifth Third/Maxus Laureate Fund transferred to the Fifth Third Worldwide Fund attributable to the shareholder (based on the proportion of the outstanding Shares of the Fifth Third/Maxus Laureate Fund owned at the time by the shareholder). All Fifth Third/Maxus Laureate Fund shareholders will receive shares of the Fifth Third class (Institutional or Advisor) that corresponds to the class of Fifth Third/Maxus Laureate Fund Shares that they hold (Institutional or Investor, respectively).

     For the reasons set forth below under "Reasons for the Proposed Reorganization," the Trustees of the Fifth Third/Maxus Laureate Fund and Fifth Third Funds (the "Boards"), present including Trustees of the Fifth Third/Maxus Laureate Fund and Fifth Third Funds who are not "interested persons" of the Fifth Third/Maxus Laureate Fund or Fifth Third Funds as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees") present, unanimously concluded that participation in the proposed Transaction is in the best interests of the Fifth Third/Maxus Laureate Fund, the Fifth Third Worldwide Fund and their respective existing shareholders. The Boards have further concluded that the economic interests of shareholders of the Fifth Third/Maxus Laureate Fund and the Fifth Third Worldwide Fund will not be diluted as a result of the proposed Transaction. In reaching this conclusion, the Boards considered, among other things: (1) the services to be provided to shareholders of the Fifth Third Worldwide Fund, including the availability of a Fund with objectives, policies, and services similar to the Fifth Third/Maxus Laureate Fund; (2) the projected expense ratios of the Fifth Third/Maxus Laureate Fund compared to the Fifth Third Worldwide Fund; (3) the investment management efficiencies that may be gained; (4) the potential economies of scale which could be realized as a result of the increase in size of the Fifth Third Worldwide Fund; (5) the qualifications and experience of Fifth Third Asset Management Inc.; (6) the recommendation of the current advisor to the Fifth Third Funds in favor of the Transaction; and (7) the fact that the Transaction will be free of Federal income taxes.

                                 PROPOSAL (4)

                           APPROVAL OF AGREEMENT AND
                            PLAN OF REORGANIZATION

     At a meeting held on February 21, 2001, the Trustees of Maxfund unanimously approved an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fifth Third/Maxus Aggressive Value Fund would be merged with and into the Fifth Third Microcap Value Fund on or about June 25, 2001 (the "Exchange Date"). On the Exchange Date, the Fifth Third/Maxus Aggressive Value Fund will transfer all of its assets and liabilities to the Fifth Third Microcap Value Fund in exchange for Shares of the Fifth Third Microcap Value Fund having an aggregate net asset value equal to the aggregate value of the net assets acquired from the Fifth Third/Maxus Aggressive Value Fund. The assets and liabilities of the Fifth Third/Maxus Aggressive Value Fund and the Fifth Third Microcap Value Fund will be valued as of the close of trading on the New York Stock Exchange on the business day next preceding the Exchange Date. Following the transfer, the Shares of the Fifth Third Microcap Value Fund received by the Fifth Third/Maxus Aggressive Value Fund will be distributed to Fifth Third/Maxus Aggressive Value Fund shareholders in liquidation of the Fifth Third/Maxus Aggressive Value Fund. As a result of the proposed Transaction, shareholders of the Fifth Third/Maxus Aggressive Value Fund will receive, on a tax-free basis, a number of full and fractional Shares equal in value on the Exchange Date to the value of the net assets of the Fifth Third/Maxus Aggressive Value Fund transferred to the Fifth Third Microcap Value Fund attributable to the shareholder (based on the proportion of the outstanding Shares of the Fifth Third/Maxus Aggressive Value Fund owned at the time by the shareholder). All Fifth Third/Maxus Aggressive Value Fund shareholders will receive shares of the Fifth Third class (Institutional or Advisor) that corresponds to the class of Fifth Third/Maxus Aggressive Value Fund Shares that they hold (Institutional or Investor, respectively).

     For the reasons set forth below under "Reasons for the Proposed Reorganization," the Trustees of Maxfund and Fifth Third Funds (the "Boards") present, including Trustees of Maxfund and Fifth Third Funds who are not "interested persons" of Maxfund or Fifth Third Funds as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent

Trustees") present, unanimously concluded that participation in the proposed Transaction is in the best interests of the Fifth Third/Maxus Aggressive Value Fund, the Fifth Third Microcap Value Fund and their respective existing shareholders. The Boards have further concluded that the economic interests of shareholders of the Fifth Third/Maxus Aggressive Value Fund and the Fifth Third Microcap Value Fund will not be diluted as a result of the proposed Transaction. In reaching this conclusion, the Boards considered, among other things: (1) the services to be provided to shareholders of the Fifth Third Microcap Value Fund, including the availability of a Fund with objectives, policies, and services similar to the Fifth Third/Maxus Aggressive Value Fund; (2) the projected expense ratios of the Fifth Third/Maxus Aggressive Value Fund compared to the Fifth Third Microcap Value Fund; (3) the investment management efficiencies that may be gained; (4) the potential economies of scale which could be realized as a result of the increase in size of the Fifth Third Microcap Value Fund; (5) the qualifications and experience of Fifth Third Asset Management Inc.; (6) the recommendation of the current advisor to the Fifth Third Funds in favor of the Transaction; and (7) the fact that the Transaction will be free of Federal income taxes.

                                  FEE TABLES

     Fee tables showing the current fees for the Maxus Funds and the Fifth Third Funds can be found below. Fifth Third Asset Management Inc., the investment advisor to the Fifth Third Funds, has agreed that until January 2, 2003, it will maintain for each Fifth Third Fund below, total fund operating expenses (as a percentage of total assets) that are less than or equal to those of its corresponding Maxus Fund as of the date of the Merger (January 2, 2001). Thereafter, total fund operating expenses (as a percentage of total assets) for each Fifth Third Fund may be higher since the current rate of other expenses payable by each Fifth Third Fund is higher than the rate currently payable by the corresponding Maxus Fund. [FIFTH THIRD TO CONFIRM]

                                                Fifth Third/Maxus                       Fifth Third
                                                       Income                        Strategic Income
                                                         Fund                             Fund*
                                           ----------------------------     --------------------------
                                           Institutional       Investor     Institutional      Advisor
                                           -------------       --------     -------------      -------
Shareholder Fees

(fees paid directly from your
investment)
 Maximum Sales Charge (Load)
  Imposed on Purchases (as
  a percentage of offering
  price)                                       None              None           None            None
 Maximum Sales Charge on
  Reinvested Dividends                         None              None           None            None
 Maximum Deferred
  Sales Charge (as a
  percentage of original
  purchase price or
  redemption proceeds, as
  applicable)                                  None              None           None            None
 Redemption Fee                                None              None           None            None
 Exchange Fee                                  None              None           None            None

Annual Fund Operating Expenses
(expenses that are deducted from
Fund assets)
 Management Fees                               1.00%             1.00%          1.00%           1.00%
 Distribution/Service (12b-1) Fees             None              0.50%          None            0.50%
 Other Expenses                                0.35%             0.35%          0.56%/1/        0.56%/1/
 Total Annual Fund Operating
   Expenses                                    1.35%             1.85%          1.56%           2.06%
 Fee Waiver and/or
   Expense Reimbursement                         --                --           0.21%/2/        0.21%/2/
 Net Expenses                                    --                --           1.35%/2/        1.85%/2/

/1/  Other expenses are based on estimated amounts for the current fiscal year.

/2/ The Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Strategic Income Fund to: Institutional, 1.35%; Advisor, 1.85%. These waivers and/or expense reimbursements will remain in effect until January 2, 2003.

*In addition to the expenses shown above, if you buy and hold shares of the Strategic Income Fund you will (as you do now with respect to the Fifth Third/Maxus Income Fund) indirectly bear your pro rata share of the fees and expenses incurred by the underlying funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the underlying funds. Expenses shown do not include expenses of the underlying funds in which the Fund invests.

Fifth Third/Maxus Income Fund
Fifth Third Strategic Income Fund

Example: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

                                               1 Year  3 Years
                                               ------  -------
Fifth Third/Maxus Income Fund
 Institutional Shares.........................   $137     $428
 Investor Shares..............................   $188     $582

Fifth Third Strategic Income Fund
 Institutional Shares.........................   $137     $450
 Advisor Shares...............................   $188     $604

                                                Fifth Third/Maxus                   Fifth Third
                                                       Equity                      Multicap Value
                                                         Fund                           Fund*
                                           ----------------------------    -------------------------
                                           Institutional       Investor    Institutional     Advisor
                                           -------------       -------     -------------     -------
Shareholder Fees

(fees paid directly from your
investment)
 Maximum Sales Charge (Load)
  Imposed on Purchases (as
  a percentage of offering
  price)                                       None              None          None           None
 Maximum Sales Charge on
  Reinvested Dividends                         None              None          None           None
 Maximum Deferred
  Sales Charge (as a
  percentage of original
  purchase price or
  redemption proceeds, as
  applicable)                                  None              None          None           None
 Redemption Fee                                None              None          None           None
 Exchange Fee                                  None              None          None           None

Annual Fund Operating Expenses
(expenses that are deducted from
Fund assets)
 Management Fees                               1.00%             1.00%         1.00%          1.00%
 Distribution/Service (12b-1) Fees             None              0.50%         None           0.50%
 Other Expenses                                0.33%             0.33%         0.51%/1/       0.51%/1/
 Total Annual Fund Operating
    Expenses                                   1.33%             1.83%         1.51%          2.01%
 Fee Waiver and/or
    Expense Reimbursement                        --                --          0.18%/2/       0.18%/2/
 Net Expenses                                    --                --          1.33%/2/       1.83%/2/

/1/  Other expenses are based on estimated amounts for the current fiscal year.

/2/ The Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Multicap Value Fund to: Institutional, 1.33%; Advisor, 1.83%. These waivers and/or expense reimbursements will remain in effect until January 2, 2003.

Fifth Third/Maxus Equity Fund
Fifth Third Multicap Value Fund

Example: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

                                              1 Year  3 Years
                                              ------  -------
Fifth Third/Maxus Equity Fund
 Institutional Shares........................   $135     $421
 Investor Shares.............................   $186     $576

Fifth Third Multicap Value Fund
 Institutional Shares........................   $135     $441
 Advisor Shares..............................   $186     $595

                                                Fifth Third/Maxus                   Fifth Third
                                                      Laureate                       Worldwide
                                                       Fund                            Fund*
                                           ----------------------------   -------------------------
                                           Institutional       Investor   Institutional     Advisor
                                           -------------       --------   -------------     -------
Shareholder Fees

(fees paid directly from your
investment)
 Maximum Sales Charge (Load)
  Imposed on Purchases (as
  a percentage of offering
  price)                                       None              None         None           None
 Maximum Sales Charge on
  Reinvested Dividends                         None              None         None           None
 Maximum Deferred
  Sales Charge (as a
  percentage of original
  purchase price or
  redemption proceeds, as
  applicable)                                  None              None         None           None
 Redemption Fee                                None              None         None           None
 Exchange Fee                                  None              None         None           None

Annual Fund Operating Expenses
(expenses that are deducted from
Fund assets)
 Management Fees                               1.00%             1.00%        1.00%          1.00%
 Distribution/Service (12b-1) Fees             None              0.50%        None           0.50%
 Other Expenses                                0.44%             0.44%        0.56%/1/       0.56%/1/
 Total Annual Fund Operating
    Expenses                                   1.44%             1.94%        1.56%          2.06%
 Fee Waiver and/or
    Expense Reimbursement                        --                --         0.12%/2/       0.12%/2/
 Net Expenses                                    --                --         1.44%/2/       1.94%/2/

/1/  Other expenses are based on estimated amounts for the current fiscal year.

/2/ The Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Worldwide Fund to: Institutional, 1.44%; Advisor, 1.94%. These waivers and/or expense reimbursements will remain in effect until January 2, 2003.

*In addition to the expenses shown above, if you buy and hold shares of the Worldwide Fund you will (as you do now with respect to the Fifth Third/Maxus Laureate Fund) indirectly bear your pro rata share of the fees and expenses incurred by the underlying funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the underlying funds. Expenses shown do not include expenses of the underlying funds in which the Fund invests.

Fifth Third/Maxus Laureate Fund
Fifth Third Worldwide Fund

Example: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

                                                1 Year  3 Years
                                                ------  -------
Fifth Third/Maxus Laureate Fund
 Institutional Shares..........................   $147     $456
 Investor Shares...............................   $197     $609

Fifth Third Worldwide Fund
 Institutional Shares..........................   $147     $469
 Advisor Shares................................   $197     $622

                                                  Fifth Third/Maxus                     Fifth Third
                                                  Aggressive Value                     Microcap Value
                                                          Fund                              Fund
                                           -------------------------------      -------------------------
                                           Institutional          Investor      Institutional     Advisor
                                           -------------          --------      -------------     -------
Shareholder Fees

(fees paid directly from your
investment)
 Maximum Sales Charge (Load)
  Imposed on Purchases (as
  a percentage of offering
  price)                                       None                 None            None           None
 Maximum Sales Charge on
  Reinvested Dividends                         None                 None            None           None
 Maximum Deferred
  Sales Charge (as a
  percentage of original
  purchase price or
  redemption proceeds, as
  applicable)                                  None                 None            None           None
 Redemption Fee                                None                 None            None           None
 Exchange Fee                                  None                 None            None           None

Annual Fund Operating Expenses
(expenses that are deducted from
Fund assets)
 Management Fees                               1.00%                1.00%           1.00%          1.00%
 Distribution/Service (12b-1) Fees             None                 0.50%           None           0.50%
 Other Expenses                                0.40%                0.40%           0.77%/1/       0.77%/1/
 Total Annual Fund Operating
   Expenses                                    1.40%                1.90%           1.77%          2.27%
 Fee Waiver and/or
   Expense Reimbursement                         --                   --            0.37%/2/       0.37%/2/
 Net Expenses                                    --                   --            1.40%/2/       1.90%/2/

/1/  Other expenses are based on estimated amounts for the current fiscal year.

/2/ The Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Microcap Value Fund to: Institutional, 1.40%; Advisor, 1.90%. These waivers and/or expense reimbursements will remain in effect until January 2, 2003.

Fifth Third/Maxus Aggressive Value Fund
Fifth Third Microcap Value Fund

Example: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.


                                                1 Year  3 Years
                                                ------  -------
Fifth Third/Maxus Aggressive Value Fund
 Institutional Shares....................         $143     $443
 Investor Shares.........................         $193     $597

Fifth Third Microcap Value Fund
 Institutional Shares....................         $143     $483
 Advisor Shares..........................         $193     $636

                            SYNOPSIS OF PROSPECTUS

Summary.  The following is a synopsis of certain information relating to the
-------
Transactions and is qualified in its entirety by the disclosure on such subjects contained in the Fifth Third Prospectus and the Maxus Prospectuses, the Statements of Additional Information, and the Appendices attached hereto.

Key Features of Transaction.  The shareholders of each Maxus Fund are being
----------------------------
asked to approve or disapprove the Agreement and Plan of Reorganization by and between each Maxus Fund and Fifth Third Funds on behalf of the corresponding Fifth Third Fund dated as of March 13, 2001 (collectively, the "Agreements"), copies of which are attached to this Combined Prospectus/Proxy Statement as Appendices A, B, C, and D. The Agreements provide, among other things, for the transfer of all of the assets of each Maxus Fund to the corresponding Fifth Third Fund in exchange for the assumption by such Fifth Third Fund of all of the liabilities of such Maxus Fund and for a number of Shares calculated based on the value of the net assets of such Maxus Fund acquired by such Fifth Third Fund and the net asset value per share of such Fifth Third Fund, all as more fully described below under "Information about the Reorganization." After receipt of Shares, each Maxus Fund will liquidate, distributing the Shares to its shareholders in complete liquidation, and such Maxus Fund will be terminated.

     At a meeting held on February 21, 2001, the Trustees of each Maxus Fund in attendance voted unanimously to approve the Transactions and to recommend that shareholders of each Maxus Fund also approve the Transactions. Approval of the reorganization of each Maxus Fund requires the affirmative vote of a majority of all votes attributable to the voting securities of that Maxus Fund voting separately as a fund, defined as the lesser of (a) 67% or more of the votes attributable to all voting securities of each Maxus Fund present at such meeting, if holders of more than 50% of the votes attributable to the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the votes attributable to the outstanding voting securities of each Maxus Fund.

     Shareholders of each Maxus Fund objecting to the proposed Transactions are not entitled under either Ohio law or each Maxus Funds' Declaration of Trust to demand payment for or an appraisal of his or her particular Maxus Fund shares if the Transactions are consummated over his or her objection. However, shares of each Maxus Fund are redeemable for cash at their net asset value on days on which the New York Stock Exchange is open for business.

     In the event that the proposals pertaining to any Maxus Fund are not approved by the shareholders of each Maxus Fund, such Maxus Fund will continue to be managed as a separate fund in accordance with its current investment objectives and policies, and the Trustees of such Maxus Fund may consider alternatives in the best interests of the shareholders. However, if approval of any of the Agreements is obtained, the reorganization of such Maxus Fund will be consummated.

Investment Objectives and Policies.  Below is a brief comparison of the
----------------------------------
investment objectives and policies of each Maxus Fund and the corresponding Fifth Third Fund. The following discussion is qualified in its entirety by the disclosure on such subjects contained in the Fifth Third Prospectus, the Maxus Prospectuses, and the Statements of Additional Information. For a full and detailed description of permitted investments, see the applicable Fifth Third Prospectus and Maxus Prospectuses.

     The securities currently held by each Maxus Fund are substantially similar to those securities which the corresponding Fifth Third Fund may hold. Consequently, the proposed reorganizations of the Maxus Funds should not result in higher than normal portfolio turnover due to the corresponding Fifth Third Fund's disposal of investment securities.

Fifth Third/Maxus Income Fund and Fifth Third Strategic Income Fund

     Fundamental Objective As its investment objective, the Fifth Third/Maxus
     ---------------------
Income Fund seeks a high level of total return (using a combination of income and capital appreciation) consistent with reasonable risk. Similarly, the Fifth Third Strategic Income Fund seeks a high level of income consistent with reasonable risk. Achieving capital appreciation is a secondary objective.

     Investment Policies  Under normal market conditions, the Fifth Third/Maxus
     -------------------
Income Fund pursues this objective by investing primarily in income-producing securities (such as debt securities, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities). Certain of the debt securities and preferred stocks in which the Fifth Third/Maxus Income Fund invests may be convertible into common shares. To a lesser degree, the Fifth Third/Maxus Income Fund will invest directly in common shares bearing high dividends.

     Similarly, under normal market conditions, the Fifth Third Strategic Income Fund invests at least 80% of total assets in income-producing securities such as debt securities, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fifth Third Strategic Income Fund invests may be convertible into common shares. To a lesser degree, the Fifth Third Strategic Income Fund will invest directly in common shares bearing high dividends.

     Each Fund will respond and attempt to anticipate economic and market trends change. The Advisor will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities when it believes interest rates will decline. Each Fund may invest in debt securities of any maturity. In selecting corporate debt securities for each Fund, the Advisor intends to invest principally in securities rated BBB or better by Standard & Poor's Corporation rating service, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Advisor to be sound. Each Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor's Corporation and/or (ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor's, sometimes referred to as "junk bonds," are usually considered lower-rated securities and have speculative characteristics. In selecting closed-end funds for each Fund, the Advisor will invest in closed-end funds which, in choosing corporate debt securities in which they invest, adhere to ratings criteria no less strict than those followed by each Fund in selecting its direct investments in corporate debt securities. Such closed-end funds may invest in debt securities of United States or foreign issuers. When the Advisor believes that market conditions warrant a temporary defensive posture, each Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of each Fund to achieve its investment objective.

Fifth Third/Maxus Equity Fund and Fifth Third Multicap Value Fund

     Fundamental Objective  As its investment objective, the Fifth Third/Maxus
     ---------------------
Equity Fund seeks total return using a combination of capital appreciation and income. Similarly, the Fifth Third Multicap Value Fund seeks a high level of total return using a combination of capital appreciation and income.

     Investment Policies  Under normal market conditions, the Fifth Third/Maxus
     -------------------
Equity Fund and the Fifth Third Microcap Value Fund pursue their objectives by investing primarily in equity securities of both smaller and larger companies. At least 65% of each Fund's total assets will consist of equity securities. Equity securities consist of common stock and securities convertible into common stock. Each Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions and the growth of earnings. When the Advisor believes that market conditions warrant a temporary defensive posture, each Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of each Fund to achieve its investment objective.

Fifth Third/Maxus Laureate Fund and Fifth Third Worldwide Fund

     Fundamental Objective  As their investment objectives, both the Fifth
     ---------------------
Third/Maxus Laureate Fund and the Fifth Third Worldwide Fund seek a high level of total return using a combination of capital appreciation and income consistent with reasonable risk.

     Investment Policies  Under normal market conditions, each Fund pursues the
     -------------------
investment objective by investing primarily in other mutual funds that invest on a global basis (including U.S. and non-U.S securities). Each Fund will structure its portfolio of mutual funds by (1) identifying certain global investment themes (for example, global telecommunication or emerging markets) which are expected to provide a favorable return over the next six to twelve months, and (ii) selecting one or more mutual funds with management styles (for example, value vs. growth or large cap vs. small cap) or investment concentrations which represent each theme. As market conditions change, each Fund will exit those investment themes which appear to have run their course and replace them with more attractive opportunities. Each Fund also will look for opportunities caused by market-moving events (such as political events, currency devaluations and natural disasters) that cause a disequilibrium between securities prices and their underlying intrinsic values.

     Each Fund may also seek to achieve its objective by investing in mutual funds whose investment objectives are to provide investment results which either
(i) generally correspond to the performance of a recognized stock price index ("index funds"), (ii) generally correspond to a specified multiple of (for example, two times) the performance of a recognized stock price index ("leveraged index funds"), (iii) generally correspond to the inverse (opposite) of the performance of a recognized stock price index ("bear funds") or (iv) generally correspond to a specified multiple of the inverse (opposite) of the performance of a recognized stock price index ("leveraged bear funds").

     Each Fund may invest in index funds and/or leveraged index funds when the Advisor believes that equity prices in general are likely to rise in the near term. Investments in index funds and leveraged index funds are designed to allow each Fund to seek to profit from anticipated increases in the indexes to which such funds generally are correlated. Each Fund may invest in bear funds and/or leveraged bear funds when the Advisor believes that equity prices in general are likely to decline in the near term. Investments in bear funds and leveraged bear funds are designed to allow each Fund to seek to profit from anticipated decreases in the indexes to which such funds generally are inversely correlated. When the Advisor believes that market conditions warrant a temporary defensive posture, each Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of each Fund to achieve its investment objective.

     Because each Fund reallocates fund investments across potentially numerous asset subclasses as evolving economic and financial conditions warrant, the portfolio turnover rate of each Fund is much higher than that of most other funds with similar objectives. Although each Fund invests exclusively in underlying funds that do not charge front-end or deferred sales loads, a sub-custodian of each Fund does impose a small transaction charge for each purchase or sale of underlying fund shares. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by each Fund. Also, a high rate of portfolio turnover will result in high amounts of realized investment gain subject to the payment of taxes by shareholders. Any realized net short-term investment gain will be taxed to shareholders as ordinary income.

Fifth Third/Maxus Aggressive Value Fund and Fifth Third Microcap Value Fund

     Fundamental Objective  As their investment objectives, both the Fifth
     ---------------------
Third/Maxus Aggressive Value Fund and the Fifth Third Microcap Value Fund seek capital appreciation.

     Investment Policies  Under normal market conditions, the Fifth Third/Maxus
     -------------------
Aggressive Value Fund pursues this objective by investing primarily in equity securities of companies whose equity securities have a total market value of between $10,000,000 and $200,000,000. Similarly, the Fifth Third Microcap Value Fund invests at least 65% of total assets in equity securities of companies whose equity securities have a total market value of between $10,000,000 and $200,000,000. Equity securities consist of common stock and securities convertible into common stock. Each Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings, and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions and the growth of earnings.

     As a result of its focus on smaller companies and its intent to take short-term positions in certain equity securities, each Fund may be considered to be more "aggressive" than other mutual funds having a "value" style of investing. When the Advisor believes that market conditions warrant a temporary defensive posture, each Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of each Fund to achieve its investment objective.

Distributions.
-------------

     Dividends
     ---------
     Maxus Funds - The Fifth Third/Maxus Income Fund pays any dividends monthly to shareholders. The Fifth Third/Maxus Equity Fund, the Fifth Third/Maxus Laureate Fund, and the Fifth Third/Maxus Aggressive Value Fund declare and pay any dividends annually to shareholders.

     Fifth Third Funds - Dividends, if any, are declared and paid monthly by the Fifth Third Strategic Income Fund. Dividends, if any, are declared and paid quarterly by the Fifth Third Multicap Value Fund and Fifth Third Microcap Value Fund. Dividends, if any, are declared and paid annually by the Fifth Third Worldwide Fund.

     Capital Gains
     -------------
     Capital gains, if any, of each Maxus Fund and Fifth Third Fund, are distributed at least annually.

     Reinvested Dividends and Capital Gains
     --------------------------------------

     Dividends and capital gains distributions of each Maxus Fund will be automatically reinvested in additional Shares without a sales charge, unless the shareholder elects cash payments. If Shares are purchased just before a Maxus Fund declares a dividend or capital gain distribution, the shareholder will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not the shareholder reinvests the distribution in Shares. Therefore, the shareholder should consider the tax implications of purchasing Shares shortly before the Maxus Fund declares a dividend or capital gain. Dividends are higher for Institutional shares than for Investor shares because Institutional shares have lower operating expenses than Investor shares.

     With respect to Fifth Third Funds, all dividends and capital gains also will be automatically reinvested unless the shareholder requests otherwise. Fifth Third shareholders can receive dividends and capital gains distributions in cash or by electronic funds transfer to their bank account if they are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions. Dividends are higher for Institutional shares than for Advisor shares because Institutional shares have lower operating expenses than Advisor shares.

     Tax Information
     ---------------
     Each Maxus Fund sends an annual statement of shareholder account activity to assist in completing federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable whether paid in cash or reinvested in the Maxus Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Maxus Fund holds its assets. Fund distributions may be both dividends and capital gains. Generally, distributions from Maxus Income Fund are primarily ordinary income dividends, while distributions from the other Maxus Funds are primarily capital gains distributions. An exchange of a Fund's shares for shares of another Fund are treated as a sale of the Fund's shares and, as with all sales, exchanges, or redemptions of Fund shares, any gain on the transaction will be subject to federal income taxes.

     Fifth Third Fund distributions are made on a per share basis regardless of how long the shareholder has owned shares. Therefore, if the shareholder invests shortly before the distribution date, some of the investment will be returned in the form of a taxable distribution.

     Each Fifth Third Fund expects to distribute substantially all of its investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fifth Third Fund before a shareholder's investment (and thus were included in the price paid). An exchange of a Fund's shares for shares of another Fund are treated as a sale of the

Fund's shares and, as with all sales, exchanges, or redemptions of Fund shares, any gain on the transaction will be subject to federal income taxes.

Purchase Procedures.
-------------------

     Maxus Fund and Fifth Third Fund shareholders may purchase shares on days when the New York Stock Exchange is open for regular trading (and when the Federal Reserve Bank of Cleveland is open for business with respect to Fifth Third shareholders).

     The price of Maxus Fund and Fifth Third Fund shares is based on each Fund's net asset value ("NAV"). The NAV of each Maxus Fund is calculated at 4:00 p.m., New York time, each day the New York Stock Exchange is open for trading. The NAV of each Fifth Third Fund is calculated at 4:00 p.m., Cincinnati time, each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. All orders must be received by the Fifth Third Fund or its transfer agent prior to 4:00 p.m., Cincinnati time, in order to receive that day's NAV.

     The assets of the Maxus Funds (except the Maxus Laureate Fund) are valued primarily on the basis of market quotations. The assets of the Maxus Laureate Fund are valued primarily on the basis of the reported net asset values of the underlying mutual funds in which this Fund invests. The value of each portfolio instrument held by the Fifth Third Funds is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fifth Third Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fifth Third Fund may use fair value pricing. Fifth Third Funds will be closed on those days that Fifth Third Bank is closed and on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

     Maxus Fund and Fifth Third Fund Institutional shares may be purchased without a sales charge only by certain qualified purchasers. A minimum initial investment of $1,000,000 is required to open a Maxus Fund Institutional Shares account with subsequent minimum investments of $10,000. The minimum initial investment in Fifth Third Institutional shares is $1,000. Subsequent investments must be in amounts of at least $50.

     Maxus Fund Investor Shares may be purchased by any investor without a sales charge. A minimum initial investment of $1,000 is required to open a Maxus Fund Investor Shares account with subsequent minimum investments of $100. Investment minimums may be waived at the discretion of each Maxus Fund.

     Fifth Third Advisor shares may be purchased without a sales charge through broker-dealers and financial institutions which have a sales agreement with the distributor of Fifth Third Funds. The minimum initial investment in Advisor shares is $1,000. Subsequent investments must be in amounts of at least $50. (Special rules apply for former Investor shareholders of the Maxus Funds. See below.)

     The entity through which shareholders purchase Fifth Third shares is responsible for transmitting orders to the Funds by 4:00 p.m. Cincinnati time and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information.

Fifth Third Funds - Instructions for Purchases by Former Maxus Funds Investor Shareholders

     Former Maxus Fund shareholders may purchase additional shares of the Fifth Third Fund directly from Fifth Third Funds rather than through Fifth Third Securities, Inc. or another financial institution. Fifth Third Funds reserve the right to change or eliminate these privileges at any time.

BY MAIL

     For Subsequent Investments:

          1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information: Fund name, Share class, Amount invested, Account name and account number.

          2. Make check, bank draft or money order payable to "Fifth Third Funds" and include your account number on the check.

          3. Mail or deliver investment slip and full payment to the following address:

              By Regular Mail: Fifth Third Funds, P.O. Box 182706, Columbus, OH 43218-2706;

              By Express Mail: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219-3035.

BY WIRE TRANSFER

     For Subsequent Investments:

          Instruct your bank to wire transfer your investment to: Fifth Third Bank, Cincinnati, OH, A/C #99944318, ABA #042000314, Reference: Fifth Third Funds, FFC: Shareholder name, Fund name, and Account number.

          Note:  Your bank may charge a wire transfer fee.

SYSTEMATIC INVESTMENT PROGRAM

     To begin making systematic investment or to increase the amounts you already are investing:

          1.  Write a letter of instruction indicating:
                -Your bank name, address, account number, and ABA routing number -The amount you wish to invest automatically

          2.  Attach a voided personal check

          3.  Mail to: Fifth Third Funds, P.O. Box 182706, Columbus, OH 43218-
              2706

OTHER INFORMATION CONCERNING PURCHASE OF SHARES

     Fifth Third Funds and the Maxus Funds reserve the right to reject a purchase order for any reason.

SYSTEMATIC INVESTMENT PLAN

     Maxus Funds - The Systematic Investment Plan permits Maxus Fund
     -----------
shareholders to purchase shares of any Fund at monthly intervals. Provided that the investor's bank or other financial institution allows automatic withdrawals, shares may be purchased by transferring funds from the account designated by the investor. At the investor's option, the account designated will be debited in the specified amount, and shares will be purchased once a month, on or about the 15th day. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. Investors desiring to participate in the Systematic Investment Plan should call Mutual Shareholder Services at (216) 736-3500 to obtain the appropriate forms. The Systematic Investment Plan does not assure a profit and does not protect against loss in declining markets.

     Fifth Third Funds - A systematic investment plan is not available to Fifth
     -----------------
Third shareholders of Institutional or Advisor shares. After consummation of the Transactions, any plan previously in effect for Maxus Fund shareholders will be terminated.

Exchange privilege.
------------------

     Maxus Funds
     -----------
     Exchange privileges are not available to Maxus Fund shareholders. - [MAXUS
                                                                         ------
TO CONFIRM]
-----------

     Fifth Third Funds
     -----------------
     Institutional shares may be exchanged for Institutional shares of any other Fifth Third Fund. Advisor shares may be exchanged for Advisor shares of any other Fifth Third Fund. (Special rules apply for former Investor shareholders of the Maxus Funds. See below.) No transaction fees are charged for exchanges.

     Shareholders must meet the minimum investment requirements for the Fund into which the exchange is being made. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation. These procedures apply only to exchanges between existing accounts.

Fifth Third Funds - Instructions for Exchanges by Former Maxus Funds Investor Shareholders

Former Maxus Fund shareholders may exchange their Fifth Third Fund shares for Advisor shares of any other Fifth Third Fund directly by contacting the Funds rather than going through Fifth Third Securities, Inc. or another financial institution.

To make an exchange, send a written request to Fifth Third Funds, P.O. Box 182706, Columbus, OH 43218-2706, or call 1-800-282-5706. Please provide the following information:
     -Your name and telephone number
     -The exact name on your account and account number
     -Taxpayer identification number (usually your Social Security number) -Dollar value or number of shares to be exchanged
     -The name of the Fund from which the exchange is to be made
     -The name of the Fund into which the exchange is being made

Automatic Exchanges

To participate in the Automatic Exchange Program or to change the Automatic Exchange instructions on an existing account or to discontinue the feature, write to: Fifth Third Funds, P.O. Box 182706, Columbus, OH 43218-2706.

If shares of a Fund are purchased by check, those shares cannot be exchanged until your check has been collected. This could take 15 days or more.

Notes on exchanges

To prevent disruption in the management of the Funds, market timing strategies and frequent exchange activity may be limited by the Funds. Although not anticipated, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

Shares of the new Fund must be held in the same account name, with the same registration and tax identification numbers, as the shares of the old Fund.

The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

 Redemption Procedures.
 ---------------------

     Fifth Third Funds and Maxus Fund Shares may be sold on days when the New York Stock Exchange is open for regular trading (and when the Federal Reserve Bank of Cleveland is open for business with respect to Fifth Third Funds). The sales price will be the next NAV after the sell order is received by the Funds, its transfer agent, or the shareholder's investment representative.

     In order to sell Fifth Third Fund Institutional shares, shareholders must call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of the shareholder's qualified employee retirement plan or the broker-dealer, investment advisor, financial planner or other institution through which shares were purchased.

     Fifth Third Fund Advisor shares may be sold through the financial institution through which the shareholder purchased them. (Special rules apply for former Investor shareholders of the Maxus Funds. See below.) The entity through which the shareholder is selling shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

     Fifth Third Funds - Instructions for Sales by Former Maxus Funds Investor Shareholders

     Former Maxus Fund shareholders may sell their Fifth Third Fund shares directly by contacting the Funds rather than through Fifth Third Securities, Inc. or another financial institution.

By telephone

     Call 1-800-282-5706 with instructions as to how you wish to receive your funds (mail, wire). The Funds make every effort to insure that telephone redemptions are only made by authorized traders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity.

By mail

     1. Write a letter of instruction indicating:
          -your Fund and account number
          -amount you wish to redeem
          -address where your check should be sent
          -account owner(s) signature

     2. Mail to:  Fifth Third Funds, P.O. Box 182706, Columbus, OH 43218-2706

By overnight service

     1. Write a letter of instruction indicating:
          -your Fund and account number
          -amount you wish to redeem
          -address where your check should be sent

          -account owner(s) signature
     2. Send to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219-3035

By wire transfer
(Option available only if previously set up on account.)
     Call 1-800-282-5706 to request a wire transfer.
     If you call by the time designated by the Funds, your payment will normally be wired to your bank on the next business day.
     The Fund may charge a wire transfer fee of $8. Note: Your financial institution may also charge a separate fee.

Systematic Withdrawal Program
     To activate this feature call 1-800-282-5706.

When Written Redemption Requests are Required

You must request redemptions in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ("IRAs").
 2. Redemption requests requiring a signature guarantee, which include each of the following.
   .Your account address has changed within the last 10 business days
   .The check is not being mailed to the address on your account
   .The check is not being made payable to the owner(s) of the account
   .The redemption proceeds are being transferred to another Fund account with a different registration
   .The redemption proceeds are being wired to instructions currently not on your account

Signature guarantees may be obtained from a U.S. stock exchange member, a U.S. commercial bank or trust company, or any other financial institution that is a member of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations, which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Fifth Third Funds does not accept signatures guaranteed by a notary public.

Closing of Small Accounts

Regarding Institutional and Advisor shares, if a Fifth Third Fund shareholder's account falls below $1,000 because of redemptions, a Fund may ask the shareholder to increase his/her balance. If it is still below the minimum after 30 days, the Fund may close the shareholder's account and send him/her the proceeds at the current NAV.

SYSTEMATIC WITHDRAWAL PLAN

     Maxus Funds - Shareholders who own shares of a Fund valued at $15,000 or
     -----------
more may elect to receive a monthly or quarterly check in a stated amount (minimum check amount is $100 per month or quarter). Shares will be redeemed at NAV as may be necessary to meet the withdrawal payments. If withdrawal payments exceed reinvested dividends and distributions, the investor's shares will be reduced and eventually depleted. A withdrawal plan may be terminated at any time by the shareholder or the applicable Fund. Costs associated with a withdrawal plan are borne by the applicable Fund. Additional information regarding systematic withdrawal plans may be obtained by calling Mutual Shareholder Services at (216) 736-3500.

     Fifth Third Funds - A systematic withdrawal plan is not available to Fifth
     -----------------
Third Fund shareholders of Institutional or Advisor shares. After consummation of the Transactions, any plan previously in effect for Maxus Fund shareholders will be terminated.

     Redemption in Kind

     Fifth Third Funds (the "Trust") has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

     Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

 Federal Tax Considerations.  Consummation of the Transactions is subject to
 --------------------------
the condition that the Maxus Funds and the Fifth Third Funds receive an opinion of Ropes & Gray, counsel to Fifth Third Funds, to the effect that, based upon certain representations and assumptions and subject to certain qualifications, the Transactions will not result in the recognition of gain or loss for Federal income tax purposes to any of the Maxus Funds, Fifth Third Funds, or their shareholders.

                                 RISK FACTORS

     Fifth Third/Maxus Income Fund and Fifth Third Strategic Income Fund.
     -------------------------------------------------------------------
Investment in the Fifth Third/Maxus Income Fund and the Fifth Third Strategic Income Fund may be subject to the following principal risks:

     Volatility. The value of securities in each Fund's portfolio will go up and
     ----------
down. Each Fund's portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations. Consequently, each Fund's share price may decline and you could lose money.

     Debt Securities. Each Fund's portfolio will also be exposed to the
     ---------------
following additional risks in connection with its investments in debt securities and in closed-end funds which invest primarily in debt securities:

  - Prices of debt securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of debt securities fall. The net asset value of each Fund may decrease during periods of rising interest rates.

  - An issuer of debt securities may default (fail to repay interest and principal when due). If an issuer defaults or the risk of such default is perceived to have increased, each Fund will lose all or part of its investment. The net asset value of each Fund may fall during periods of economic downturn when such defaults or risk of defaults increase.

  - Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

     Closed-End Funds. The closed-end funds in which each Fund invests typically
     ----------------
pay an advisory fee for the management of their portfolios, as well as other expenses. Therefore, the investment by each Fund in closed-end funds often results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for each Fund than would be the case in the absence of such duplication. Such investments may be less liquid than other investments and often trade at a discount. In addition, since these closed-end funds invest in debt securities, they are subject to the same risks described above. Also, certain of the closed-end funds in which each Fund invests may invest part or all of their assets in debt securities of foreign issuers. Such investments involve the following additional risks:

  - Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the closed-end fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gain, if any, to be distributed to shareholders by the closed-end fund. If the value of a foreign currency declines against the U.S. dollar, the value of the closed-end fund's assets denominated in that currency will decrease. Although these closed-end funds may enter into "hedging" transactions intended to minimize the risk of loss due to a decline in the value of the subject foreign currency, in some cases all or a portion of the closed-end fund's portfolio remains subject to this risk of loss.

  - There are additional risks relating to political, economic, or regulatory conditions in foreign countries; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments of such closed-end funds more volatile and potentially less liquid than U.S. investments.

     Fifth Third/Maxus Equity Fund and Fifth Third Multicap Value Fund.
     -----------------------------------------------------------------
Investment in the Fifth Third/Maxus Equity Fund and the Fifth Third Multicap Value Fund may be subject to the following principal risks:

     Volatility. The value of securities in each Fund's portfolio will go up and
     ----------
down. Each Fund's portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations. Consequently, each Fund's share price may decline and you could lose money.

     Smaller Companies. The prices of equity securities fluctuate based on
     -----------------
changes in a company's activities and financial condition and in overall market conditions. While each Fund invests in both smaller and larger companies, the smaller companies in which each Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of each Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of each Fund to above average risk.

The Fifth Third Multicap Value Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

     Fifth Third/Maxus Laureate Fund and Fifth Third Worldwide Fund
     ---------------------------------------------------------------
     Investment in the Fifth Third/Maxus Laureate Fund and the Fifth Third Worldwide Fund may be subject to the following principal risks:

     Volatility. The value of securities in each Fund's portfolio will go up and
     ----------
down. Each Fund's portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations. Consequently, each Fund's share price may decline and you could lose money.

     Foreign Exposure. Many of the underlying funds in which each Fund invests
     ----------------
have substantial investments in foreign markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market. If these factors cause the net asset values of the underlying funds to decline, each Fund's share price will decline.

     Index and Leveraged Index Funds. Each Fund may invest in "index funds" or
     -------------------------------
"leveraged index funds." If equity prices generally decline while each Fund is invested in an index fund or funds, each Fund could experience substantial losses. Such losses would be magnified to the extent each Fund is invested in a leveraged index fund or funds.

     Bear and Leveraged Bear Funds. Each Fund may also invest in "bear funds" or "leveraged bear funds." If equity prices generally rise while each Fund is invested in a bear fund or funds, each Fund could experience substantial losses. Such losses would be magnified to the extent each Fund is invested in a leveraged bear fund or funds.

     The portfolio turnover rate of the Funds is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by the Fund. Also, a high rate of portfolio turnover will result in high amounts of realized investment gain subject to the payment of taxes by shareholders.

     Duplication of Expenses. An investor in each Fund will bear not only his
     -----------------------
proportionate share of the expenses of each Fund, but also indirectly similar expenses of the underlying mutual funds in which each Fund invests. These expenses consist of advisory fees, expenses related to the distribution of shares, brokerage commissions, accounting, pricing and custody expenses, printing, legal and audit expenses, and other miscellaneous expenses.

     Industry Concentration. Through its investment in underlying funds, the
     ----------------------
Fifth Third/Maxus Laureate Fund indirectly may invest more than 25% of its assets in one industry. Such indirect concentration of each Fund's assets may subject the shares of each Fund to greater fluctuation in value than would be the case in the absence of such concentration.

     Fifth Third/Maxus Aggressive Value Fund and Fifth Third Microcap Value
     ----------------------------------------------------------------------
Fund. Investment in the Fifth Third/Maxus Aggressive Value Fund and the Fifth
----
Third Microcap Value Fund may be subject to the following principal risks:

     Volatility. The value of securities in each Fund's portfolio will go up and
     ----------
down. Each Fund's portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations. Consequently, each Fund's share price may decline and you could lose money.

     Smaller Companies. The prices of equity securities fluctuate based on
     -----------------
changes in a company's activities and financial condition and in overall market and financial conditions. The smaller companies in which each Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of each Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of each Fund to above average risk.

     The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.


     The above discussion is qualified in its entirety by the disclosure set forth in the Fifth Third Prospectus, the Maxus Prospectuses, and the Statements of Additional Information.

                      INFORMATION ABOUT THE TRANSACTIONS

Agreement and Plan of Reorganization; Securities.  Each of the proposed
------------------------------------------------
Agreements provides that each Fifth Third Fund will acquire all of the assets of the corresponding Maxus

Fund in exchange for the assumption by such Fifth Third Fund of all of the liabilities of such Maxus Fund and the issuance of Shares to that Maxus Fund equal to the value of such Maxus Fund's net assets, such exchange to occur as of the Exchange Date (defined in the Agreements to be on or about June 25, 2001, or such other date as mutually agreed upon by the Maxus Funds and Fifth Third Funds.) The following discussion of the Agreements is qualified in its entirety by the full text of the Agreements, which are attached as Appendices A, B, C, and D to this Combined Prospectus/Proxy Statement.

     As a result of the Transactions, each Maxus Fund shareholder will receive that number of full and fractional Shares equal in value at the Exchange Date to the value of the portion of the net assets of the Maxus Fund transferred to the corresponding Fifth Third Fund attributable to the shareholder (based on the proportion of the outstanding shares of the Maxus Fund owned by the shareholder as of the Exchange Date (the "Valuation Time")). The portfolio securities of each Maxus Fund will be valued in accordance with the generally employed valuation procedures of Fifth Third Funds. Each reorganization is being accounted for as a tax-free business combination. At separate meetings held on February 21, 2001 for the Boards of Trustees of the Maxus Funds and March 13, 2001 for the Board of Trustees of Fifth Third Funds (the "Boards"), the Boards, including the Independent Trustees of each Board, unanimously determined that the reorganizations would be in the best interests of their registered investment companies and existing shareholders and that the economic interests of their respective existing shareholders would not be diluted as a result of effecting the reorganization.

     Immediately following the Exchange Date, each Maxus Fund will distribute pro rata to its respective shareholders of record as of the close of business on the Exchange Date the full and fractional Shares received by it, and such Maxus Fund will be liquidated. Such liquidation and distribution will be accomplished by the establishment of accounts on the share records of each Fifth Third Fund in the name of such Maxus Fund's shareholders, each account representing the respective number of full and fractional Shares due such shareholder. All Maxus Fund shareholders will receive Shares of the Fifth Third class (Institutional or Advisor) that corresponds to the class of Maxus Fund shares that they hold (Institutional or Investor, respectively).

     The consummation of the reorganizations is subject to the conditions set forth in the Agreements. The Agreements may be terminated and the reorganizations abandoned at any time, before or after approval by the shareholders, prior to the Exchange Date by mutual consent of the Maxus Funds and Fifth Third Funds or, if any condition set forth in the Agreements has not been fulfilled and has not been waived by the party entitled to its benefits, by such party.

     All fees and expenses, including accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred directly in connection with the consummation of the Transactions contemplated by the Agreements will be borne by Fifth Third Bank, including the costs of the proxy materials, proxy solicitation, and legal expenses. Fees and expenses not incurred directly in connection with the consummation of the Transactions contemplated by the Agreements will be borne by Fifth Third Bank, including the costs of the proxy materials, proxy solicitation, and legal expenses. Fees and expenses not incurred directly in connection with the consummation of the Transactions will be borne by the party incurring such fees and expenses. The Boards have determined that the interests of the existing shareholders of the Maxus Funds and the Fifth Third Funds will not be diluted as a result of the Transactions. Full and fractional Shares will be issued to each Maxus Fund shareholder in accordance with the procedure under the Agreements as described above. Each Fifth Third Fund Share will be fully paid and nonassessable when issued, will be transferable without restriction, and will have no preemptive or conversion rights.

     Fifth Third Funds' Declaration of Trust permits it to divide its shares of any series, without shareholder approval, into one or more classes of shares having such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the classes, and other matters as the Trustees have authorized, provided that each Share of a class shall represent an equal proportionate interest in the assets and liabilities of the class with each other Share of the same class, none having priority or preference over another. Shares of certain of the Fifth Third Funds are currently divided into six classes : Investment A, Investment B, Investment C, Advisor, Institutional, and Service Shares. The Fifth Third Strategic Income Fund, the Fifth Third Multicap Value Fund, the Fifth Third Worldwide Fund, and the Fifth Third Microcap Value Fund currently do not offer Service Shares. The Fifth Third Strategic Income Fund and the Fifth Third Worldwide Fund currently do not offer Investment A, Investment B, or Investment C shares. Institutional and Advisor shares will be distributed as applicable by Fifth Third Funds in connection with the Transactions. Each Maxus Fund's Declaration of Trust also permits multiple classes of shares, and shares of certain Maxus Funds are currently divided into two classes: Institutional and Investor shares. Upon consummation of the Transactions, all Maxus Fund shareholders will receive shares of the corresponding Fifth Third Fund class (Institutional or Advisor) that corresponds to the class of the Maxus Fund Shares that they hold (Institutional or Investor, respectively).

     Under Massachusetts law, Fifth Third Funds' shareholders, could, under certain circumstances, be held personally liable for the obligations of Fifth Third Funds. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of Fifth Third Funds. The Declaration of Trust provides for indemnification out of Fifth Third Funds property for all loss and expense of any shareholder held personally liable for the obligations of Fifth Third Funds. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Fifth Third Funds would be unable to meet its obligations. The likelihood of such circumstances is remote.

Reasons For The Proposed Reorganization.  The primary reason for the
----------------------------------------
Transactions is the recently completed Merger of RMI, the former parent company of MAM, with Fifth Third Bancorp. The Transactions present the opportunity to combine the separate Maxus Funds and Fifth Third Funds into a single, larger consolidated group. Fifth Third Bank and MAM have recommended that each Maxus Fund be reorganized into the corresponding Fifth Third Fund as described in this Prospectus/Proxy Statement. A meeting of the Maxus Trustees was held on February 21, 2001 at which meeting the Maxus Trustees present, including the Independent Trustees present, unanimously determined that the reorganizations would be in the best interests of each Maxus Fund and existing Maxus Fund shareholders and that the economic interests of such shareholders would not be diluted as a result of effecting the reorganizations. At this same meeting, all of the Maxus Trustees, including the Independent Trustees, unanimously approved the proposed reorganizations and recommended approval of the Agreements.

     In electing to approve the Agreements and recommend them to shareholders of the Maxus Funds, the Maxus Trustees acted upon information provided to them, indicating that the proposed Transactions would operate in the best interests of the Maxus Funds' shareholders. In particular, the Maxus Trustees determined that the proposed Transactions offered the following benefits:

     .    Participation in the Larger Fund Complex: The Maxus Trustees were
          ----------------------------------------
          informed that the proposed Transactions would, if effected, result in a mutual fund complex consisting of twenty-one portfolios and total anticipated assets in excess of $5.7 billion. Maxus Fund shareholders who would, as part of the proposed Transactions, become part of the Fifth Third Funds complex, would be able to exchange their shares for shares of a significantly larger number of funds than is currently the case within the Maxus Funds and would find compatibility of the Maxus Funds' and Fifth Third Funds' investment objectives, policies and shareholder services. In addition, the Maxus Trustees received information to the effect that a larger, more diverse complex can appeal to a broader class of institutional and retail investors, may be able to achieve economies of scale more quickly or efficiently, and may be able to reduce costs by taking advantage of its relatively larger size.

     .    Continuity and Efficiency of Management: The Maxus Trustees were
          ---------------------------------------
          provided with information detailing the consolidation efforts involving MAM, the former advisor to the Maxus Funds. It was represented to the Maxus Trustees that the post-reorganization portfolios of Fifth Third Funds would be managed on a day-to-day basis by the same persons who had previously been responsible for managing each Maxus Fund.

     .    Tax-Free Nature of Transaction;  Lack of Dilution:  The Maxus Trustees
          -------------------------------------------------
          were informed that the proposed Transactions involving the Maxus Funds and the Fifth Third Funds would occur only if they could be accomplished without resulting in the imposition of federal income taxes on any Maxus Fund or its shareholders. In addition, the Maxus Trustees received representations from Fifth Third Bank to the effect that Fifth Third Bank would defray the Maxus Funds' costs directly associated with participation in the proposed Transactions. Finally, the Maxus Trustees were informed that the interests of the Maxus Fund shareholders would not be materially diluted as a result of the proposed Transactions, and that the Maxus Fund shareholders would receive shares of the corresponding Fifth Third Fund equal in value to the market value (or, where relevant, amortized cost value) of the Maxus Funds' assets.

     .    Fees and Expenses: The Maxus Trustees received information relating to
          -----------------
          the fees and expenses charged or to be charged to Fifth Third shareholders. The Maxus Trustees determined that in light of the above-mentioned potential benefits to be gained from the proposed Transactions, such benefits outweigh the possible increase in total expenses of each Maxus Fund subsequent to the expiration of the two-year waiver period on the fees and expenses of each Maxus Fund. While this is presently the case, there was no guarantee that this would remain the case in the future.

     Federal Income Tax Consequences. As a condition to each Maxus Fund's
     -------------------------------
obligation to consummate the reorganizations, each Maxus Fund will receive an opinion from Ropes & Gray, counsel to Fifth Third Funds, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, court decisions, and certain representations by Fifth Third Funds, for federal income tax purposes: (i) each Transaction will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Fifth Third Fund and the Maxus Fund each will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Fifth Third Fund upon the receipt of the assets of the Maxus Fund in exchange for Fifth Third Shares and the assumption by the Fifth Third Fund of the liabilities of the Maxus Fund; (iii) the basis in the hands of the Fifth Third Fund of the assets of the Maxus Fund transferred to the Fifth Third Fund in the transaction will be the same as the basis of such assets in the hands of the Maxus Fund immediately prior to the transfer; (iv) the holding periods of the assets of the Maxus Fund in the hands of the Fifth Third Fund will include the periods during which such assets were held by the Maxus Fund; (v) no gain or loss will be recognized by the Maxus Fund upon the transfer of the Maxus Fund's assets to the Fifth Third Fund in exchange for the Fifth Third Shares and the assumption by the Fifth Third Fund of the liabilities of the Maxus Fund, or upon the distribution of the Fifth Third Shares by the Maxus Fund to its shareholders in liquidation; (vi) no gain or loss will be recognized by the Maxus Fund shareholders upon the exchange of their Maxus Shares for Fifth Third Shares;
(vii) the aggregate basis of Fifth Third Shares the Maxus Fund shareholder receives in connection with the transaction will be the same as the aggregate basis of his or her Maxus Shares exchanged therefor; (viii) a Maxus Fund shareholder's holding period for his or her Fifth Third Shares will be determined by including the period for which he or she held the Maxus Shares exchanged therefor, provided that he or she held such Maxus Shares as capital assets; and (ix) the Fifth Third Fund will succeed to and take into account the items of the Maxus Fund described in Section 381(c) of the Code. The Fifth Third Fund will take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

     Voting Rights.  Each shareholder of a Maxus Fund and a Fifth Third Fund is
     -------------
entitled to one vote per Share and a proportionate fractional vote for any fractional Share. The former shareholders of each Maxus Fund, as holders of Institutional or Advisor Shares of the corresponding Fifth Third Fund, will vote separately as a fund or a class on matters relating solely to that fund or class. On all other matters, they will vote in the aggregate with shareholders of the corresponding Fifth Third Fund. As shareholders of each considerably larger Fifth Third Fund following the Transactions, the former shareholders of each Maxus Fund will possess less proportional voting power when they vote as Fifth Third Fund shareholders, or shareholders of the classes thereof, than they had when they voted separately as shareholders of the smaller Maxus Fund.

     Capitalization.  Prior to consummation of the Transactions, the Fifth Third
     --------------
Funds will have no assets or prior history of operations. Because capitalization information for the pro forma Fifth Third Funds will be identical to the Maxus Funds, no tables are provided.

     Information Filed With The Securities And Exchange Commission. Each Maxus
     --------------------------------------------------------------
Fund and Fifth Third Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, registration statements and other information filed by each Maxus Fund and Fifth Third Fund can be inspected and copied at the public reference facilities of the SEC at 450 Fifth Street, N.W. Washington, D.C. 20549. Copies of such filings may also be available at the following SEC regional offices: 90 Devonshire Street, Suite 700, Boston, MA 02109; 500 West Madison Street, Suite 1400, Chicago, IL 60611-2511; and 601 Walnut Street, Suite 1005E, Philadelphia, PA 19106. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates.

                              VOTING INFORMATION

     Proxies are being solicited from shareholders of each Maxus Fund by the Trustees of Fifth Third Funds for the Meeting to be held on June 15, 2001 at 10:00 a.m., Eastern Time, at 1404 East Ninth Street, Cleveland, Ohio 44114, or at such later time made necessary by adjournment. This Combined Prospectus/Proxy Statement and the enclosed form of proxy are being mailed to shareholders on or about April 27, 2001. The costs of the proxy materials and proxy solicitations will be borne by Fifth Third Bank. A proxy may be revoked at any time at or before the meeting by submitting to Fifth Third Funds a subsequently dated proxy, delivering a written notice of revocation to Fifth Third Funds at 3435 Stelzer Road, Columbus, Ohio 43219 or as otherwise described in the "Notice of Special Meeting" above. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposals (set forth in items (1), (2), (3), (4), and (5) of the Notice of Special Meeting to implement the reorganizations of each Maxus Fund by the transfer of all of its assets to the corresponding Fifth Third Fund, in exchange for Fifth Third Institutional and Advisor shares of such corresponding Fifth Third Fund and the assumption by such corresponding Fifth Third Fund of all of the liabilities of each Maxus Fund followed by the liquidation of each Maxus Fund and the distribution of Shares to the shareholders of each Maxus Fund. All Maxus Fund shareholders will receive shares of the corresponding Fifth Third Fund class (Institutional or Advisor) that corresponds to the class of the Maxus Fund Shares that they hold (Institutional or Investor, respectively). The Transactions contemplated by the Agreements will be consummated only if approved by the affirmative vote of a majority of all votes attributable to the voting securities of each Maxus Fund voting as a Fund, as described above. In the event the shareholders do not approve the reorganizations, the Trustees of Fifth Third Funds will consider possible alternative arrangements in the best interests of Fifth Third Funds and its shareholders.

     Proxies are being solicited by mail. Shareholders of record of each Maxus Fund at the close of business on April 6, 2001 (the "Record Date") will be entitled to vote at the Meeting or any adjournment thereof. Each Share is entitled to one vote as of the close of business on April 6, 2001. Shareholders are entitled to one vote per Share and a proportionate fractional vote for any fractional Share. Approval of the reorganization of each Maxus Fund requires the affirmative vote of a majority of all votes attributable to the voting securities of that Maxus Fund voting separately as a fund, defined as the lesser of (a) 67% or more of the votes attributable to all voting securities of each Maxus Fund present at such meeting, if holders of more than 50% of the votes attributable to the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the votes attributable to the outstanding voting securities of each Maxus Fund.

     As of April 6, 2001, there were outstanding the following amount of Shares of Institutional and Investor Shares of each Maxus Fund:

Fifth Third/Maxus Income Fund
-----------------------------
Institutional Shares:
Investor Shares:

Fifth Third/Maxus Equity Fund
-----------------------------
Institutional Shares:
Investor Shares:

Fifth Third/Maxus Laureate Fund
-------------------------------
Institutional Shares:
Investor Shares:

Fifth Third/Maxus Aggressive Value Fund
---------------------------------------
Institutional Shares:
Investor Shares:


     Votes cast by proxy, telephone, the Internet or in person at the meeting will be counted by the inspector of election appointed by Fifth Third Funds.
The inspector of election will count the total number of votes cast "for" approval of the proposal for purposes of determining whether sufficient affirmative votes have been cast. The inspector of election will count shares represented by proxies that reflect abstentions as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum; however, the inspector of election will not count "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have the discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. For purposes of determining whether an issue has been approved, abstentions have the effect of a negative vote on the proposal, and broker non-votes are treated as "against" votes in those instances where approval of an issue requires a certain percentage of all votes outstanding, but are given no effect in those instances where approval of an issue requires a certain percentage of the votes constituting the quorum for such issue.

     The Maxus Funds' Trustees know of no matters other than those set forth herein to be brought before the meeting. If, however, any other matters properly come before the meeting, it is the Trustees' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

     As of March 14, 2001, the officers and Trustees of Fifth Third Funds as a group beneficially owned less than 1% of the outstanding shares of Institutional and Advisor Shares of any of the Fifth Third Funds. The information in the following table shows, to the best of the knowledge of each Maxus Fund and Fifth Third Funds, the shareholders who owned of record or beneficially 5% or more of the indicated Fund and Class. The table also shows, as far as practicable, the percentage of record and beneficial ownership of these same shareholders upon consummation of the Transaction calculated on the basis of holdings as of the April 6, 2001 record date. Those shareholders who beneficially own 25% or more of the outstanding shares of a Fund may be deemed to be controlling persons of that Fund under the 1940 Act.


                                                     Approximate   Approximate
                                        Percent of   Percent of    Percent of
                                        Beneficial   Record        Beneficial
                    Percent of Record   Ownership    Ownership     Ownership
                    Ownership           as of        Upon          Upon
Name and Address    as of 3/14/2001     3/14/2001    Consummation  Consummation
-------------------  ---------------  ----------     ------------  ------------

FIFTH THIRD/MAXUS
INCOME FUND

Investor
--------
Donaldson Lufkin Jenrette
PO Box 2052
Jersey City, NJ  07303-9998       6.71%   6.71%      N/A           N/A

Institutional
-------------
Maxus Securities Corp
1301 East 9th Street
Cleveland, OH  44114             10.65%  10.65%      N/A           N/A

CNA Trust
PO Box 5024
Costa Mesa, CA  92628-5024       52.72%  52.72%      N/A           N/A

Richard A. Barone
ATTN: Robin 6J2-001611
1301 East 9th Street
Cleveland, OH  44314              7.99%   7.99%      N/A           N/A

Donaldson Lufkin Jenrette
PO Box 2052
Jersey City, NJ  07303-9998      13.39%  13.39%      N/A           N/A

Fifth Third Bank
ATTN: Mutual Funds Processing
PO Box 633074
Cincinnati, OH  45263             7.89%   7.89%      N/A           N/A

FIFTH THIRD/MAXUS
EQUITY FUND

Investor
--------
Saxon & Co.
PO Box 7780-1888
Philadelphia, PA  19182           8.36%   8.36%      N/A           N/A

Donaldson Lufkin Jenrette
PO Box 2052
Jersey City, NJ  07303-9998       8.65%   8.65%      N/A           N/A

Institutional
-------------
CNA Trust
PO Box 5024
Costa Mesa, CA  92628-5024       71.66%  71.66%      N/A           N/A

Fifth Third Bank
ATTN: Mutual Funds Processing
PO Box 633074
Cincinnati, OH  45263            22.16%  22.16%      N/A           N/A

FIFTH THIRD/MAXUS
LAUREATE FUND

Institutional
-------------
CNA Trust
PO Box 5024
Costa Mesa, CA  92628            97.89%  97.89%      N/A           N/A


FIFTH THIRD/MAXUS
AGGRESSIVE VALUE
FUND


Institutional
-------------
CNA Trust
PO Box 5024
Costa Mesa, CA  92628            16.36%  16.36%      N/A           N/A

Key Trust Company
PO Box 94871
Cleveland, OH 44101              15.62%  15.62%      N/A           N/A

National City
PO Box 94984
Cleveland, OH  44101-4984        46.82%  46.82%      N/A           N/A

Richard A. Barone
ATTN: Robin 6J2-001611
1301 East 9th Street
Cleveland, OH  44314              7.07%   7.07%      N/A           N/A

INCOME FUND                                          N/A           N/A

FIFTH THIRD
MULTICAP VALUE                                       N/A           N/A
FUND

FIFTH THIRD
WORLDWIDE FUND                                       N/A           N/A

FIFTH THIRD
MICROCAP
VALUE FUND                                           N/A           N/A


[BOB CURTIN AND BISYS confirm that 5% or more of any class will not be held subject to any voting trust or similar agreement.]

THE BOARD OF TRUSTEES OF EACH MAXUS FUND, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENTS.

                 INTEREST OF CERTAIN PERSONS IN THE TRANSACTION

     Fifth Third Bank may be deemed to have an interest in the merger because its wholly-owned subsidiary, Fifth Third Asset Management Inc., provides investment advisory services to the Fifth Third Funds pursuant to an advisory agreement with Fifth Third Funds. Future growth of assets of Fifth Third Funds can be expected to increase the total amount of fees payable to Fifth Third Asset Management Inc. and to reduce the amount of fees required to be waived to maintain total fees of the Funds at agreed upon levels.

                               FIFTH THIRD FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION


     This Statement of Additional Information contains information which may be of interest to investors but which is not included in the Combined Prospectus/Proxy Statement (the "Prospectus") of Fifth Third Funds dated April 27, 2001 [FIFTH THIRD CONFIRM] relating to the transfer of assets from each
         ---------------------
Maxus Fund to the corresponding Fifth Third Fund as follows:

Fifth Third/Maxus Income Fund              Fifth Third Strategic Income Fund
Fifth Third/Maxus Equity Fund              Fifth Third Multicap Value Fund
Fifth Third/Maxus Laureate Fund            Fifth Third Worldwide Fund
Fifth Third/Maxus Aggressive Value Fund    Fifth Third Microcap Value Fund

The Statements of Additional Information for each Maxus Fund dated April 30, 2001, the Statement of Additional Information for the Fifth Third Funds dated April 27, 2001, and the Annual Report for each Maxus Fund for the year ended December 31, 2000 have been filed with the Securities and Exchange Commission and are incorporated herein by reference. This Statement of Additional Information is not a prospectus and is authorized for distribution only when it accompanies or follows delivery of the Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus. A copy of the April 27, 2001 Prospectus may be obtained, without charge, by writing Fifth Third Funds, 3435 Stelzer Road, Columbus, OH 43219 or by calling 1-800-799-5353.

    The date of this Statement of Additional Information is April 27, 2001.

                           PART C. OTHER INFORMATION

Item 15.  Indemnification

Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed September 27, 1991 (File Nos. 811-5669 and 33-24848).

Item 16.  Exhibits

(1) Declaration of Trust of the Registrant including Amendments No. 1 through 7 (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

     (i) Amendment No. 8 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-lA filed on or about October 28, 1996).
     (ii) Amendment No. 9 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on or about October 1, 1996).
     (iii) Amendment No. 10 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).
     (iv) Amendment No. 11 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on or about January 21, 1998).
     (v) Amendment No. 12 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).
     (vi) Amendment No. 13 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).
     (vii) Amendment No. 14 to the Declaration of Trust (incorporated by reference to Registrants Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).
     (viii) Amendment No. 15 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on or about March 15, 2000).
     (ix) Amendment No. 16 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on June 14, 2000).

(2) By-Laws of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

(3)  Excerpt of voting trust agreement affecting more than 5% of any class of
     ------------------------------------------------------------------------
     equity securities of Fifth Third
     --------------------------------

(4)  (i)   Form of Agreement and Plan of Reorganization between Fifth
     Third/Maxus Income Fund and Fifth Third Funds is filed herewith.

     (ii) Form of Agreement and Plan of Reorganization between Fifth Third/Maxus Equity Fund and Fifth Third Funds is filed herewith.

     (iii) Form of Agreement and Plan of Reorganization between Fifth Third/Maxus Laureate Fund and Fifth Third Funds is filed herewith.

     (iv) Form of Agreement and Plan of Reorganization between Fifth Third/Maxus Aggressive Value Fund and Fifth Third Funds is filed herewith.

(5) Rights of Shareholders. The following portions of the Registrant's Declaration of Trust define the rights of Shareholders.

                                  ARTICLE III

                              BENEFICIAL INTEREST

Section 1. Shares of Beneficial Interest.

     The beneficial interest in the Trust shall at all times be divided into transferable Shares, without par value. Subject to the provisions of
     Section 5 of this Article III, each Share shall have voting rights as provided in Article VIII hereof, and holders of the Shares of any Series shall be entitled to receive dividends, when and as declared with respect thereto in the manner provided in Article X, Section 1 hereof. The Shares of any Series may be issued in two or more Classes, as the Trustees may authorize pursuant to Article XII, Section 8 hereof. Unless the Trustees have authorized the issuance of Shares of a Series in two or more Classes, each Share of a Series shall represent an equal proportionate interest in the assets and liabilities of the Series with each other Share of the same Series, none having priority or preference over another. If the Trustees have authorized the issuance of Shares of a Series in two or more Classes, then the Classes may have such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the Classes, and other matters as the Trustees have authorized provided that each Share of a Class shall represent an equal proportionate interest in the assets and liabilities of the class with each other Share of the same Class, none having priority or preference over another. The number of Shares authorized shall be unlimited. The Trustees may from time to time divide or combine the Shares of any Series or Class into a greater or lesser number without thereby changing the proportionate beneficial interests in the Series or Class.

Section 4. No Pre-emptive Rights.

     Shareholders shall have no pre-emptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

     Fifth Third Government Money Market Fund;

          Investment A Shares;
          Institutional Shares;

     Fifth Third Prime Money Market Fund;

          Investment A Shares;
          Investment B Shares;
          Institutional Shares;

     Fifth Third Tax Exempt Money Market Fund;

          Investment A Shares;
          Institutional Shares;

     Fifth Third Quality Growth Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;

     Fifth Third Equity Income Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;

     Fifth Third Pinnacle Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;

     Fifth Third Balanced Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;

     Fifth Third Mid Cap Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;

     Fifth Third International Equity Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;

     Fifth Third Technology Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;

     Fifth Third Intermediate Bond Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;
          Advisor Shares;


     Fifth Third Long Term Bond Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;
          Advisor Shares

     Fifth U. S. Government Securities Fund;

          Investment A Shares;
          Investment C Shares;
          Institutional Shares;
          Advisor Shares;

     Fifth Third Intermediate Municipal Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;
          Advisor Shares;

     Fifth Third Ohio Tax Free Bond Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;

     Fifth Third U.S. Treasury Money Market Fund;

          Institutional Shares;

     Fifth Third Strategic Income Fund;

          Institutional Shares;
          Advisor  Shares;

     Fifth Third Multicap Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;
          Advisor Shares;

     Fifth Third Worldwide Fund

          Institutional Shares;
          Advisor Shares;

     Fifth Third Microcap Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;
          Advisor Shares;

     Fifth Third Institutional Government Money Market Fund;

          Institutional Shares;

          Service Shares;

     Fifth Third Institutional Money Market Fund;

          Institutional Shares;
          Service Shares;

     Fifth Third Michigan Municipal Money Market Fund;

          Investment A Shares;
          Institutional Shares;
          Advisor Shares;

     Fifth Third International GDP Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;
          Advisor Shares;

     Fifth Third Small Cap Growth Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;
          Advisor Shares;

     Fifth Third Large Cap Growth Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;
          Advisor Shares;

     Fifth Third Equity Index Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;
          Advisor Shares;

     Fifth Third Large Cap Value Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;
          Advisor Shares;


     Fifth Third Short Term Bond Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;
          Advisor Shares;

     Fifth Third Michigan Municipal Bond Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;
          Advisor Shares;

     Fifth Third Municipal Bond Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;
          Advisor Shares;

     Fifth Third Ohio Tax Exempt Money Market Fund;

          Investment A Shares; and
          Institutional Shares.


Shares of any Series or Class established in this Section 5 shall have the following relative rights and preferences:

     (a) Assets belonging to Series or Class. All consideration received by the Trust for the issue or sale of Shares of a particular Series or Class, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to that Series or Class for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, are herein referred to as "assets belonging to" that Series or Class. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as belonging to any particular Series or Class (collectively, "General Assets"), the Trustees shall allocate such General Assets to, between or among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as they, in their sole discretion, deem fair and equitable, and any General Assets so allocated to a particular Series or Class shall belong to that Series or Class. Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

     (b) Liabilities Belonging to Series or Class. The assets belonging to each particular Series or Class shall be charged with the liabilities of the Trust in respect to that Series or Class and all expenses, costs, charges and reserves attributable to that Series or Class, and any general liabilities of the Trust which are not readily identifiable as belonging to any particular Series or Class shall be allocated and charged by the Trustees to and among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. The liabilities, expenses, costs, charges and reserves so charged to a Series or Class are herein referred to as "liabilities belonging to" that Series or Class. Each allocation of liabilities belonging to a Series or Class by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

     (c) Dividends, Distributions, Redemptions, Repurchases and Indemnification. Notwithstanding any other provisions of this Declaration, including, without limitation, Article X, no dividend or distribution (including, without limitation, any distribution paid upon termination of the Trust or of any Series or Class) with respect to, nor any redemption or repurchase of the Shares of any Series or Class shall be effected by the Trust other than from the assets belonging to such Series or Class, nor except as specifically provided in Section 1 of Article XI hereof, shall any Shareholder of any particular Series or Class otherwise have any right or claim against the assets belonging to any other Series or Class except to the extent that such Shareholder has such a right or claim hereunder as a Shareholder of such other Series or Class.

     (d) Voting. Notwithstanding any of the other provisions of this Declaration, including, without limitation, Section 1 of Article VIII, only Shareholders of a particular Series or Class shall be entitled to vote on any matters affecting such Series or Class. Except with respect to matters as to which any particular Series or Class is affected, all of the Shares of each Series or Class shall, on matters as to which such Series or Class is entitled to vote, vote with other Series or Classes so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more Series or Classes as a single class, the Trustees may, in their sole discretion, submit such matters to the Shareholders of any or all such Series or Classes, separately.

     (e) Fraction. Any fractional Share of a Series or Class shall carry proportionately all the rights and obligation of a whole Share of that Series or Class, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and termination of the Trust or of any Series or Class.

     (f) Exchange Privilege. The Trustees shall have the authority to provide that the holders of Shares of any Series or Class shall have the right to exchange said Shares for Shares of one or more other Series or Classes in accordance with such requirements and procedures as may be established by the Trustees.

     (g) Combination of Series or Classes. The Trustees shall have the authority, without the approval of the Shareholders of any Series or Class, unless otherwise required by applicable law, to combine the assets and liabilities belonging to a single Series or Class with the assets and liabilities of one or more other Series or Classes.

     (h) Elimination of Series or Classes. At any time that there are no Shares outstanding of any particular Series or Class previously established and designated, the Trustees may amend this Declaration of Trust to abolish that Series or Class and to rescind the establishment and designation thereof.

                                  ARTICLE IV

                                 THE TRUSTEES

Section 2. Election of Trustees at Meeting of Shareholders.

     On a date fixed by the Trustees, which shall be subsequent to the initial public offering of Shares, the Shareholders shall elect Trustees. The number of Trustees shall be determined by the Trustees pursuant to Article IV, Section 5.

Section 3. Term of Office of Trustees.

     The Trustees shall hold office during the lifetime of this Trust, and until its termination as hereinafter provided; except (a) that any Trustee may resign his office at any time by written instrument signed by him and delivered to the other Trustees, which shall take effect upon such delivery or upon such later date as is specified therein; (b) that any Trustee may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective; (c) that any Trustee who requests in writing to be retired or who has become mentally or physically incapacitated may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his retirement; and (d) a Trustee may be removed at any special meeting of Shareholders of the Trust by a vote of two-thirds of the outstanding Shares.

Section 7. Ownership of Assets.

     The assets belonging to each Series or Class shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee hereunder by the Trustees or any successor Trustee. All of the assets belonging to each Series or Class or owned by the Trust shall at all times be considered as vested in the Trustees. No Shareholder shall be deemed to have a severable ownership interest in any individual asset belonging to any Series or Class or owned by the Trust or any right of partition or possession thereof, but each Shareholder shall have a proportionate undivided beneficial interest in a Series or Class.

                                  ARTICLE VIII

                    SHAREHOLDERS' VOTING POWERS AND MEETINGS

Section 1. Voting Powers.

     Subject to the provisions set forth in Article III, Section 5(d), the Shareholders shall have the power to vote, (i) for the election of Trustees as provided in Article IV, Section 2; (ii) for the removal of Trustees as provided in Article IV, Section 3(d); (iii) with respect to any investment adviser or sub-investment adviser as provided in Article VII, Section 1;
     (iv) with respect to the amendment of this Declaration of Trust as provided in Article XII, Section 7; (v) to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; and (vi) with respect to such additional matters relating to the Trust as may be required by law, by this Declaration of Trust, or the By-Laws of the Trust or any regulation of the Trust or the Commission or any State, or as the Trustees may consider desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. Until Shares of a Series or Class are issued, the Trustees may exercise all rights of Shareholders of such Series or Class with respect to matters affecting such Series or Class, and may take any action with respect to the Trust or such Series or Class required or permitted by law, this Declaration of Trust or any By-Laws of the Trust to be taken by Shareholders.

Section 2. Meetings.

     A Shareholders meeting shall be held as specified in Section 2 of Article IV at the principal office of the Trust or such other place as the Trustees may designate. Special meetings of the Shareholders may be called by the Trustees or the Chief Executive Officer of the Trust and shall be called by the Trustees upon the written request of Shareholders owning at least one-tenth of the outstanding Shares of all Series and Classes entitled to vote. Shareholders shall be entitled to at least fifteen days' notice of any meeting.

Section 3. Quorum and Required Vote.

     Except as otherwise provided by law, to constitute a quorum for the transaction of any business at any meeting of Shareholders there must be present, in person or by proxy, holders of more than fifty percent of the total number of outstanding Shares of all Series and Classes entitled to vote at such meeting. When any one or more Series or Classes is entitled to vote as a single Series or Class, more than fifty percent of the shares of each such Series of Class entitled to vote shall constitute a quorum at a Shareholder's meeting of that Series or Class. If a quorum shall not be present for the purpose of any vote that may properly come before the meeting, the Shares present in person or by proxy and entitled to vote at such meeting on such matter may, by plurality vote, adjourn the meeting from time to time to such place and time without further notice than by announcement to be given at the meeting until a quorum entitled to vote on such matter shall be present, whereupon any such matter may be voted upon at the meeting as though held when originally convened. Subject to any applicable requirement of law or of this declaration of Trust or the By-Laws, a plurality of the votes cast shall elect a Trustee, and all other matters shall be decided by a majority of the votes cast and entitled to vote thereon.

                                   ARTICLE X

                         DISTRIBUTIONS AND REDEMPTIONS

Section 1. Distributions.

     (a) The Trustees may from time to time declare and pay dividends to the Shareholders of any Series or Class, and the amount of such dividends and the payment of them shall be wholly in the discretion of the Trustees. Such dividends may be accrued and automatically reinvested in additional Shares (or fractions thereof) of the relevant Series or Class or paid in cash or additional Shares of such Series or class, all upon such terms and conditions as the Trustees may prescribe.

     (c) All dividends and distributions on Shares of a particular Series or Class shall be distributed pro rata to the holders of that Series or Class in proportion to the number of Shares of that Series or Class held by such holders and recorded on the books of the Trust or its transfer agent at the date and time of record established for that payment.

Section 2. Redemptions and Repurchases.

     (a) In case any Shareholder of record of any Series or Class at any time desires to dispose of Shares of such Series or Class recorded in his name, he may deposit a written request (or such other form of request as the Trustees may from time to time authorize) requesting that the Trust purchase his Shares, together with such other instruments or authorizations to effect the transfer as the Trustees may from time to time require, at the office of the Transfer Agent, and the Trust shall purchase his Shares out of assets belonging to such Series or Class. The purchase price shall be the net asset value of his shares reduced by any redemption charge as the Trustees from time to time may determine.

     Payment for such Shares shall be made by the Trust to the Shareholder of record within that time period required under the 1940 Act after the request (and, if required, such other instruments or authorizations of transfer) is deposited, subject to the right of the Trustees to postpone the date of payment pursuant to Section 4 of this Article X. If the redemption is postponed beyond the date on which it would normally occur by reason of a declaration by the Trustees suspending the right of redemption pursuant to Section 4 of this Article X, the right of the Shareholder to have his Shares purchased by the Trust shall be similarly suspended, and he may withdraw his request (or such other instruments or authorizations of transfer) from deposit if he so elects; or, if he does not so elect, the purchase price shall be the net asset value of his Shares determined next after termination of such suspension (reduced by any redemption charge), and payment therefor shall be made within the time period required under the 1940 Act.

Section 5. Trust's Right to Redeem Shares.

     The Trust shall have the right to cause the redemption of Shares of any Series or Class in any Shareholder's account for their then current net asset value and promptly make payment to the Shareholder (which payment may be reduced by any applicable redemption charge), if at any time the total investment in the account does not have a minimum dollar value determined from time to time by the Trustees in their sole discretion.

                                  ARTICLE XI

                  LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 1. Limitation of Personal Liability and Indemnification of Shareholders.

     The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to call upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

     No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgement, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust or such Series or Class shall be solely liable therefor and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

     Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representatives or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

     The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

Section 3. Express Exculpatory Clauses and Instruments.

     The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.

                                  ARTICLE XII

                                 MISCELLANEOUS

Section 3. Establishment of Record Dates.

     The Trustees may close the Share transfer books of the Trust maintained with respect to any Series or Class for a period not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders, or the date for the allotment of rights, or the date when any change or conversion or exchange or Shares of any Series or Class shall go into effect; or in lieu of closing the Share transfer books as aforesaid, the Trustees may fix in advance a date, not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders of any Series or Class, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect, or the last day on which the consent or dissent of Shareholders of any Series or Class may be effectively expressed for any purpose, as a record date for the determination of the Shareholders entitled to notice of, and, to vote at, any such meeting and any adjournment thereof, or entitled to receive payment of any such dividend or distribution, or to any such allotment of rights, or to exercise the rights in respect of any such change, conversion or exchange of shares, or to exercise the right to give such consent or dissent, and in such case such Shareholders and only such Shareholders as shall be Shareholders of record on the date so fixed shall be entitled to such notice of, and to vote at, such meeting, or to receive payment of such dividend or distribution, or to receive such allotment or rights, or to exercise such rights, as the case may be, notwithstanding, after such date fixed aforesaid, any transfer of any Shares on the books of the Trust maintained with respect to any Series or Class. Nothing in the foregoing sentence shall be construed as precluding the Trustees from setting different record dates for different Series or Classes.

Section 4. Termination of Trust.

     (c) Subject to a Majority Shareholder Vote by such Series or Class, the Trustees may at any time sell and convert into money all the assets of the Trust or any Series of Class. Upon making provision for the payment of all outstanding obligations, taxes and other liabilities, accrued or contingent, belonging to each Series or Class, the Trustees shall distribute the remaining assets belonging to each Series or Class ratably among the holders of the outstanding Shares of that Series or Class.

Section 5. Offices of the Trust, Filing of Copies, Headings, Counterparts.

     The Trust shall maintain a usual place of business in Massachusetts, which, initially, shall be 2 Oliver Street, c/o CT Corporate Systems, Boston, Massachusetts, and shall continue to maintain an office at such address unless changed by the Trustees to another location in Massachusetts. The Trust may maintain other offices as the Trustees may from time to time determine. The original or a copy of this instrument and of each declaration of trust supplemental hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. A copy of this instrument and of each supplemental declaration of trust shall be filed by the Trustees with the Massachusetts Secretary of State and the Boston City Clerk, as well as any other governmental office where such filing may from time to time be required. Headings are placed herein for convenience of reference only and in case of any conflict, the text of this instrument, rather than the headings shall control. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

                                  ARTICLE IV

                            SHAREHOLDERS' MEETINGS

Section 1. Special Meetings.

     A special meeting of the Shareholders of the Trust or of a particular Series or Class shall be called by the Secretary whenever ordered by the Trustees, the Chairman or requested in writing by the holder or holders of at least one-tenth of the outstanding Shares of the Trust or of the relevant Series or Class, entitled to vote. If the Secretary, when so ordered or requested, refuses or neglects for more than two days to call such special meeting, the Trustees, Chairman or the Shareholders so requesting may, in the name of the Secretary, call the meeting by giving notice thereof in the manner required when notice is given by the Secretary.

                                  ARTICLE IX

                   INDEMNIFICATION OF TRUSTEES AND OFFICERS

Section 2. No indemnification.

     No indemnification shall be provided hereunder to a Trustee or officer against any liability to the Trust or any Series or Class or the Shareholders of any Series or Class by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


                                  ARTICLE XIV

                            REPORT TO SHAREHOLDERS

     The Trustees shall at least semi-annually submit to the Shareholders of each Series or Class a written financial report of the transactions of that Series or Class including financial statements which shall at least annually be certified by independent public accountants.

(6)  (i)    Form of Investment Advisory Contract between the Registrant and
            Fifth Third Asset Management Inc. (incorporated by reference to
            Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on or about January 30, 2001).

            (A) Form of Schedule A to the Investment Advisory Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14,
                 2001).

     (ii) Investment Advisory Contract of the Fifth Third Pinnacle Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

     (iii) Form of Sub-Advisory Agreement for the Fifth Third International Equity Fund between Fifth Third Asset Management Inc. and Morgan Stanley Asset Management, Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

            (A) Form of Schedule A to the Sub-Advisory Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

     (iv) Form of Sub-Advisory Agreement for the Fifth Third Ohio Tax Exempt Money Market Fund between Fifth Third Asset Management Inc. and Fort Washington Investment Advisors, Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

            (A) Form of Schedule A to the Sub-Advisory Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

(7)  (i)    Distribution Agreement of the Registrant dated September 29, 2000
            (incorporated by reference to Registrant's Post-Effective Amendment
            No. 36 on Form N-1A filed on or about November 30, 2000).

            (A) Form of Amended Schedules A, B and C to the Distribution Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

     (ii) Administrative Service Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on or about October 28, 1996).

            (A) Form of Amended Exhibit A to the Administrative Service Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

(8)  Not applicable.

(9)  (i)    Custody Agreement of the Registrant (incorporated by reference to
            Registrant's Post-Effective Amendment No. 25 on Form N-lA filed on or about November 28, 1997).

            (A) Amended Exhibit B to Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

            (B) Amendment dated May 18, 1999 to the Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1,
                 1999).

     (ii) Foreign Custody Agreement dated May 25, 1999 between Fifth Third Bank and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

            (A) Foreign Custody Manager Agreement dated May 25, 1999 between the Registrant and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

            (B) Foreign Custody Manager Letter Agreement dated May 25, 1999 between the Registrant and Fifth Third Bank (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

(10) (i) Transfer Agency and Accounting Services Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed on or about February 28, 1995).

            (A) Form of Amended Schedule A to the Transfer Agency and Accounting Services Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

     (ii) Management and Administration Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

            (A) Amendment to the Management and Administration Agreement dated January 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

            (B) Form of Amended Schedule A to the Management and Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

     (iii) Sub-Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

            (A) Amendment to the Sub-Administration Agreement dated January 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29,
                 2000).

            (B) Form of Amended Schedule A to the Sub-Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14,
                 2001).

     (iv) Sub-Transfer Agency Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

            (A) Schedules A, B, and C to the Sub-Transfer Agency Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29,
                 2000).

     (v) Amended Rule l2b-1 Plan dated December 1, 1995 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

            (A) Form of Amended Exhibits A, B, C, and D to the Rule 12b-1 Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14,
                 2001).

     (vi) Rule 12b-1 Agreement dated September 20, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

            (A) Form of Amended Exhibit A to the Rule 12b-1 Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. on Form N-1A filed on or about March 14, 2001).

     (vii) Investment B Rule 12b-1 Plan dated April 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

            (A) Form of Amended Exhibit A to the Investment B Rule 12b-1 Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14,
                 2001).

     (viii) Investment B Rule 12b-1 Agreement including Exhibits A and B dated September 20, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

            (A) Form of Amended Exhibit A to the Investment B Rule 12b-1 Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

     (ix) Form of Amended Multiple Class Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

(11) Opinion and Consent of Ropes & Gray Regarding Securities is filed herewith.

(12) Opinion and Consent of Ropes & Gray Regarding Tax Matters is filed herewith.

(13) (i)   Code of Ethics for Fifth Third Funds (incorporated by reference to
     Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

     (ii) Code of Ethics for Fifth Third Bank (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

     (iii) Code of Ethics for BISYS Fund Services (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

     (iv) Code of Ethics for Morgan Stanley Dean Witter Investment Management Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

(14) Not applicable.

(15) Not applicable.

(16) Executed Powers of Attorney are filed herewith.

(17) Not applicable.

Item 17. Undertakings

(1) The registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)  The registrant agrees that every prospectus that is filed under paragraph
     (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Washington, District of Columbia, on the 20th day of March , 2001

                              FIFTH THIRD FUNDS

                              BY: /s/ Stephen G. Mintos
                                 ---------------------------
                              Stephen G. Mintos, President

Signature                            Title                         Date

* /s/ Stephen G. Mintos       President
-----------------------
Stephen G. Mintos             (Principal Executive Officer)    March 20, 2001

* /s/ Gary R. Tenkman         Treasurer (Principal Financial
---------------------
Gary R. Tenkman               and Accounting Officer)          March 20, 2001

* /s/ Edward Burke Carey      Trustee                          March 20, 2001
------------------------
Edward Burke Carey

* /s/ Albert E. Harris        Chairman and Trustee             March 20, 2001
----------------------
Albert E. Harris

*By: /s/ Alyssa Albertelli
     --------------------
     Alyssa Albertelli, as Attorney-in-fact pursuant to Powers of Attorney filed herewith

                               POWER OF ATTORNEY
                               -----------------

     Stephen G. Mintos, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated: June 21, 2000                /s/ Stephen G. Mintos
       -----------------            ---------------------
                                    Stephen G. Mintos

                               POWER OF ATTORNEY
                               -----------------

     Gary R. Tenkman, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: June 21, 2000              /s/ Gary R. Tenkman
       -------------              -------------------
                                  Gary R. Tenkman

                               POWER OF ATTORNEY
                               -----------------

     Edward Burke Carey, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: June 21, 2000               /s/ Edward Burke Carey
       -------------               ----------------------
                                   Edward Burke Carey

                               POWER OF ATTORNEY
                               -----------------

     Albert E. Harris, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: June 21, 2000               /s/ Albert E. Harris
       -------------               --------------------
                                    Albert E. Harris

                          Appendix - Form of Proxy

                         Fifth Third/Maxus Income Fund
                         Fifth Third/Maxus Equity Fund
                        Fifth Third/Maxus Laureate Fund
                    Fifth Third/Maxus Aggressive Value Fund

                        PROXY FOR A SPECIAL MEETING OF
                          SHAREHOLDERS, JUNE 15, 2001

     This proxy is solicited on behalf of the Trustees of each Fifth Third/Maxus Fund listed above.

The undersigned hereby appoints ________ and ________ , and each of them with full power of substitution as proxy of the undersigned, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the Fifth Third/Maxus Income Fund, the Fifth Third/Maxus Equity Fund, the Fifth Third/Maxus Laureate Fund, and the Fifth Third/Maxus Aggressive Value Fund (collectively, the "Maxus Funds") on June 15, 2001 at 10:00 a.m., Eastern time, and at any adjournments thereof, all of the units of beneficial interest ("Shares") of the Maxus Funds which the undersigned would be entitled to vote if personally present.

1. Approval of the Agreement and Plan of Reorganization by the Fifth Third/Maxus Income Fund providing for the transfer of all of the assets of the Fifth Third/Maxus Income Fund to the Fifth Third Strategic Income Fund in exchange for Shares of the Fifth Third Strategic Income Fund and the assumption by the Fifth Third Strategic Income Fund of all of the liabilities of the Fifth Third/Maxus Income Fund, followed by the liquidation of the Fifth Third/Maxus Income Fund and the distribution of Shares of the Fifth Third Strategic Income Fund to the shareholders of the Fifth Third/Maxus Income Fund.

               FOR            AGAINST        ABSTAIN
               [ ]            [ ]            [ ]

2. Approval of the Agreement and Plan of Reorganization by the Fifth Third/Maxus Equity Fund providing for the transfer of all of the assets of the Fifth Third/Maxus Equity Fund to the Fifth Third Multicap Value Fund in exchange for Shares of the Fifth Third Multicap Value Fund and the assumption by the Fifth Third Multicap Value Fund of all of the liabilities of the Fifth Third/Maxus Equity Fund, followed by the liquidation of the Fifth Third/Maxus Equity Fund and the distribution of Shares of the Fifth Third Multicap Value Fund to the shareholders of the Fifth Third/Maxus Equity Fund.

3. Approval of the Agreement and Plan of Reorganization by the Fifth Third/Maxus Laureate Fund providing for the transfer of all of the assets of the Fifth Third/Maxus

     Laureate Fund to the Fifth Third Worldwide Fund in exchange for Shares of the Fifth Third Worldwide Fund and the assumption by the Fifth Third Worldwide Fund of all of the liabilities of the Fifth Third/Maxus Laureate Fund, followed by the liquidation of the Fifth Third/Maxus Laureate Fund and the distribution of Shares of the Fifth Third Worldwide Fund to the shareholders of the Fifth Third/Maxus Laureate Fund.

4. Approval of the Agreement and Plan of Reorganization by the Fifth Third/Maxus Aggressive Value Fund providing for the transfer of all of the assets of the Fifth Third/Maxus Aggressive Value Fund to the Fifth Third Microcap Value Fund in exchange for Shares of the Fifth Third Microcap Value Fund and the assumption by the Fifth Third Microcap Value Fund of all of the liabilities of the Fifth Third/Maxus Aggressive Value Fund, followed by the liquidation of the Fifth Third/Maxus Aggressive Value Fund and the distribution of Shares of the Fifth Third Microcap Value Fund to the shareholders of the Fifth Third/Maxus Aggressive Value Fund.

5. To transact any other business as may properly come before the meeting or any adjournment thereof.

               FOR                 AGAINST               ABSTAIN
               [ ]                 [ ]                   [ ]

This Proxy when properly executed will be voted in the manner directed herein by the undersigned shareholder. If no direction is made, this Proxy will be voted FOR Proposals (1) through (5) and to authorize the Proxies, in their discretion, to vote upon such other matters as may properly come before the meeting. The Trustees recommend a vote FOR items (1) through (5).

NOTE: Please sign exactly as the name appears on this card. EACH joint owner should sign. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

Please be sure to sign and date this Proxy.

  ________________________________________
  Signature of Shareholder(s)

  ________________________________________
  Signature of Shareholder(s)

  Dated:______________, 2000

PLEASE EXECUTE, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE

                                      OR

Vote On-Line
1.  Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2.  Go to the Web Site www.proxyvote.com.
3.  Enter the 12-digit Control Number found on your Proxy Card.
4.  Cast your vote using the easy-to-follow instructions.

Vote By Toll-Free Phone Call
1.  Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2.  Call the toll-free number found on your Proxy Card.
3.  Enter the 12-digit Control Number found on your Proxy Card.
4.  Cast your vote using the easy-to-follow instructions.

*DO NOT MAIL THE PROXY CARD IF VOTING BY INTERNET OR TELEPHONE.

                                 EXHIBIT INDEX

(4) (i) Form of Agreement and Plan of Reorganization between Fifth Third/Maxus Income Fund and Fifth Third Funds.

(4) (ii) Form of Agreement and Plan of Reorganization between Fifth Third/Maxus Equity Fund and Fifth Third Funds.

(4) (iii)  Form of Agreement and Plan of Reorganization between Fifth
           Third/Maxus Laureate Fund and Fifth Third Funds.

(4) (iv) Form of Agreement and Plan of Reorganization between Fifth Third/Maxus Aggressive Value Fund and Fifth Third Funds.

(11)       Opinion and Consent of Ropes & Gray Regarding Securities.

(12)       Opinion and Consent of Ropes & Gray Regarding Tax Matters.

(17) (i) Fifth Third Prospectus (Strategic Income Fund, Multicap Fund, Worldwide Fund, Microcap Fund)

(17) (ii)  Fifth Third Statement of Additional Information (Strategic Income
           Fund, Multicap Fund, Worldwide Fund, Microcap Fund)

(17) (iii) Maxus Funds Financial Statements